UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act File Number 811-4946

THOMPSON IM FUNDS, INC.
(Exact name of registrant as specified in charter)

918 Deming Way
Madison, Wisconsin 53717
(Address of principal executive offices)--(Zip code)

Jason L. Stephens
Chief Executive Officer
Thompson IM Funds, Inc.
918 Deming Way
Madison, Wisconsin 53717
(Name and address of agent for service)

With a copy to:

Matthew C. Vogel, Esq.
Quarles & Brady LLP
411 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

Registrant's telephone number, including area code: (608) 827-5700

Date of fiscal year end: November 30, 2017

Date of reporting period: May 31, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders.

SEMI-ANNUAL REPORT
MAY 31, 2017

THOMPSON
LARGECAP FUND®
(THPGX)

THOMPSON
MIDCAP FUND®
(THPMX)

THOMPSON
BOND FUND®
(THOPX)

THOMPSON IM FUNDS, INC.
SMART INVESTING STARTS HERE®

Telephone: 1-800-999-0887
www.thompsonim.com

THOMPSON IM FUNDS, INC.
SEMI-ANNUAL REPORT TO SHAREHOLDERS

NOTE ON FORWARD-LOOKING STATEMENTS

The matters discussed in this report may constitute forward-looking statements. These include any Advisor or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, investment styles, market sectors, interest rates, economic trends and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for each Fund in its current Prospectus, other factors bearing on these reports include the accuracy of the Advisor’s or portfolio manager’s forecasts and predictions, the appropriateness of the investment strategies designed by the Advisor or portfolio manager and the ability of the Advisor or portfolio manager to implement its strategies efficiently and successfully. Any one or more of these factors, as well as other risks affecting the securities markets generally, could cause the actual results of any Fund to differ materially as compared to its benchmarks.

THOMPSON IM FUNDS, INC.
SEMI-ANNUAL REPORT TO SHAREHOLDERS

May 31, 2017

CONTENTS

Page(s)
LARGECAP FUND
Investment review	3-5
Schedule of investments	6-8

MIDCAP FUND
Investment review	9-11
Schedule of investments	12-14

BOND FUND
Investment review	15-17
Schedule of investments	18-29

FUND EXPENSE EXAMPLES	30

FINANCIAL STATEMENTS
Statements of assets and liabilities	31
Statements of operations	32
Statements of changes in net assets	33
Notes to financial statements	34-41
Financial highlights	42-44

ADDITIONAL INFORMATION	45

This report contains information for existing shareholders of Thompson IM Funds, Inc. It does not constitute an offer to sell. This Semi-Annual Report is authorized for distribution to prospective investors only when preceded or accompanied by a Fund Prospectus, which contains information about the Funds’ objectives and policies, risks, management, expenses and other information.
A Prospectus can be obtained by calling 1-800-999-0887.

Please read your Prospectus carefully.

LARGECAP FUND INVESTMENT REVIEW (Unaudited)
May 31, 2017

Portfolio Managers

James T. Evans, CFA
Jason L. Stephens, CFA

Performance

The LargeCap Fund produced a total return of 5.89% for the six-month period ended May 31, 2017, as compared to its benchmark, the S&P 500 Index, which returned 10.81%.

Comparison of Change in Value of a Hypothetical $10,000 Investment

Average Annual Total Returns
Through 05/31/17
	1 Year	3 Year	5 Year	10 Year
Thompson LargeCap Fund	19.86%	7.69%	15.01%	3.77%
S&P 500 Index	17.47%	10.14%	15.42%	6.94%

Gross Expense Ratio as of 03/31/17 was 1.25%.

Net Expense Ratio after reimbursement as of 03/31/17 was 1.10%.*

*	The Advisor has contractually agreed to waive management fees and/or reimburse expenses incurred by the LargeCap Fund through March 31, 2018, so that the annual operating expenses of the Fund do not exceed 1.10% of its average daily net assets. Net expense ratios are current as of the most recent Prospectus and are applicable to investors.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 1-800-999-0887 or visiting www.thompsonim.com.

Results include the reinvestment of all dividends and capital gains distributions. Investment performance reflects all fee waivers that may be in effect. In the absence of such waivers, total return would be reduced. The performance information reflected in the graph and the table above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares, nor does it imply future performance. The S&P 500 Index is an unmanaged index commonly used to measure the performance of U.S. stocks. You cannot directly invest in an index.

The S&P 500 Index is a product of S&P Dow Jones Indices LLC and has been licensed for use by Thompson Investment Management, Inc. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”). The Thompson IM Funds are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and none of S&P Dow Jones Indices LLC, Dow Jones, S&P nor their respective affiliates makes any representation regarding the advisability of investing in such products.

See Notes to Financial Statements.

LARGECAP FUND INVESTMENT REVIEW (Unaudited) (Continued)
May 31, 2017

Management Commentary

The Fund finished the prior annual year enjoying a strong bump in absolute and relative performance due to the effects of the “Trump Trade”. Investors anticipated an economic policy of lowering taxes and increased spending from the then newly elected President. It was assumed this would result in an increase in deficit spending and an increase in inflation. The Fund has long held an allocation designed to hopefully outperform its benchmark in a rising interest rate environment, and our holdings reacted as we expected they would as rates rose in November.

Thus the semi-annual period began with the 10-year Treasury yielding 2.382%. While rates managed to climb to around 2.6% twice during the time period, they still finished at a six-month low of 2.204% as the semi-annual period ended. This was despite the Federal Reserve raising short term rates in December and March and a consensus expectation for a future hike in June 2017. Unfortunately, as interest rates declined, the gap between the Fund’s performance and its benchmark widened.

Lower interest rates were not the only reason the Fund lagged during the semi-annual period. Sectors and industries that we expected would benefit from a lower regulatory burden, such as banking and health care, saw their performance slip throughout the time period. Due to a variety of political controversies surrounding the Trump administration, investors appeared to grow more pessimistic about his ability to enact meaningful changes. As a result, the stocks gave up the gains they had experienced in November 2016. In their place, the FANG stocks (Facebook, Apple, Netflix, and Google parent Alphabet) that had dominated index returns in 2015 resumed their market leadership, along with other high flyers such as Tesla. With the exception of Alphabet, we remain underweight the rest of these names due to what we think are extreme valuations and unrealistic growth expectations.

We believe investors are overreacting to news out of Washington, D.C. Our positioning of the Fund was never predicated on a prediction of Trump’s victory in November 2016, but rather a bottom-up view on the growth prospects of the companies we owned relative to their valuations. They were simply far more attractive, in our opinion, than many other stocks that normally benefit from lower interest rates. So while the performance of our holdings certainly benefited from investor enthusiasm over President Trump’s victory, we believe they should have already been benefiting from their own fundamentals. These fundamentals are largely independent of government policy, and we believe should position the companies to continue to boost earnings regardless of what happens in Washington. The evidence to counteract the “Washington controls all” narrative will come as earnings are reported throughout the rest of the year.

The bottom line is that we remain quite optimistic about our holdings and the future potential performance of the Fund. While it can be trying to lag in the meantime, we believe longer-term interest rates cannot remain suppressed forever. As the Fund has demonstrated in the past, our positioning is such that if and when the reversal occurs we believe the benefit to shareholders would be swift and substantial. For now we are staying the course to take advantage of this potential opportunity.

Opinions expressed are subject to change, are not guaranteed and should not be considered investment advice.

Mutual fund investing involves risk. Principal loss is possible. Investments in smaller companies involve additional risks such as limited liquidity and greater volatility. Investments in American Depositary Receipts (“ADRs”) are subject to some extent to the risks associated with directly investing in securities of foreign issuers, including the risk of changes in currency exchange rates, expropriation or nationalization of assets, and the impact of political, diplomatic, or social events. Investments in real estate securities may involve greater risk and volatility including greater exposure to economic downturns and changes in real estate values, rents, property taxes, tax, and other laws. A REIT’s share price may decline because of adverse developments affecting the real estate industry.

Please refer to the Schedule of Investments on page 6 of this report for holdings information. The management commentary above as well as Fund holdings and asset/sector allocations should not be considered a recommendation to buy or sell any security. In addition, please note that Fund holdings and asset/sector allocations are subject to change.

Yield is the income earned from a bond, which takes into account the sum of the interest payment, the redemption value at the bond’s maturity, and the initial purchase price of the bond.

Earnings Growth is a measure of growth in a company’s net income over a specific period, often one year. It is not a prediction of the Fund’s future returns.

See Notes to Financial Statements.

LARGECAP FUND INVESTMENT REVIEW (Unaudited) (Continued)
May 31, 2017

Sector Weightings at 05/31/17
% of Total Investments

Top 10 Equity Holdings at 05/31/17
		% of Fund’s
Company	Industry	Net Assets
Alphabet, Inc. Class A	Internet Software & Services	3.25%
Microsoft Corp.	Software	2.64%
Exxon Mobil Corp.	Oil, Gas & Consumable Fuels	2.47%
Qualcomm, Inc.	Semiconductors & Semiconductor Equipment	2.18%
Bank of America Corp.	Banks	2.12%
McKesson Corp.	Health Care Providers & Services	2.11%
Citigroup Inc.	Banks	2.08%
Cisco Systems, Inc.	Communications Equipment	2.03%
Express Scripts Holding Co.	Health Care Providers & Services	2.01%
Target Corp.	Multiline Retail	2.01%

As of May 31, 2017, 100.1% of the Fund’s assets were in equity and short-term investments.

See Notes to Financial Statements.

LARGECAP FUND SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2017

	Shares	Value
COMMON STOCKS - 100.1%

Consumer Discretionary - 14.9%
Automobiles - 1.0%
Harley-Davidson, Inc.	22,725	$1,204,652

Distributors - 1.0%
LKQ Corp. (a)	38,175	1,202,131

Household Durables - 1.3%
D.R. Horton, Inc.	20,950	684,856
TopBuild Corp. (a)	16,152	864,940
		1,549,796
Leisure Products - 1.0%
Brunswick Corp.	21,500	1,188,090

Media - 5.2%
CBS Corp. Class B	29,025	1,773,718
The Walt Disney Co.	11,775	1,270,994
Time Warner Inc.	9,325	927,744
Viacom Inc. Class B	68,475	2,382,245
		6,354,701
Multiline Retail - 2.8%
Kohl’s Corp.	25,710	988,035
Target Corp.	44,385	2,447,833
		3,435,868
Specialty Retail - 2.1%
Bed Bath & Beyond Inc.	41,575	1,430,596
Lumber Liquidators Holdings, Inc. (a)	36,775	1,065,740
		2,496,336
Textiles, Apparel & Luxury
Goods - 0.5%
Hanesbrands, Inc.	31,425	648,926

Consumer Staples - 6.2%
Food & Staples Retailing - 4.5%
CVS Health Corp.	27,675	2,126,270
Walgreens Boots Alliance, Inc.	28,525	2,311,095
Wal-Mart Stores, Inc.	12,600	990,360
		5,427,725
Household Products - 1.7%
Kimberly-Clark Corp.	9,268	1,202,338
The Procter & Gamble Co.	10,200	898,518
		2,100,856
Energy - 8.6%
Energy Equipment &
Services - 1.2%
Schlumberger Ltd.	20,844	1,450,534

Oil, Gas & Consumable
Fuels - 7.4%
Apache Corp.	19,475	910,651
Chevron Corp.	18,970	1,963,016
Devon Energy Corp.	40,325	1,370,244
EOG Resources, Inc.	11,975	1,081,462
Exxon Mobil Corp.	37,420	3,012,310
Noble Energy, Inc.	24,725	709,360
		9,047,043
Financials - 15.5%
Banks - 11.0%
Associated Banc-Corp	50,102	1,194,933
Bank of America Corp.	115,525	2,588,915
CIT Group Inc.	34,975	1,575,624
Citigroup Inc.	41,825	2,532,085
First Horizon National Corp.	63,335	1,072,895
JPMorgan Chase & Co.	28,325	2,326,899
PNC Financial Services Group, Inc.	7,925	940,698
SunTrust Banks, Inc.	11,300	603,081
Zions Bancorporation	13,800	552,966
		13,388,096
Capital Markets - 3.0%
Northern Trust Corp.	13,785	1,205,360
State Street Corp.	29,650	2,415,289
		3,620,649
Consumer Finance - 0.4%
Discover Financial Services	8,770	514,799

Insurance - 1.1%
FNF Group	30,025	1,279,365

Health Care - 15.8%
Biotechnology - 7.0%
AbbVie Inc.	29,725	1,962,444
Amgen Inc.	9,400	1,459,256
Celgene Corp. (a)	19,875	2,273,899
Exact Sciences Corp. (a)	61,575	2,245,640
Shire PLC ADR	3,602	622,137
		8,563,376

See Notes to Financial Statements.

LARGECAP FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2017

	Shares	Value
COMMON STOCKS (continued)

Health Care (continued)
Health Care Equipment &
Supplies - 1.1%
Zimmer Biomet Holdings, Inc.	11,200	$1,335,152

Health Care Providers &
Services - 5.6%
Express Scripts Holding Co. (a)	41,075	2,454,231
Hanger, Inc. (a)	149,825	1,860,077
McKesson Corp.	15,760	2,570,298
		6,884,606
Pharmaceuticals - 2.1%
Johnson & Johnson	9,710	1,245,308
Pfizer Inc.	38,475	1,256,209
		2,501,517
Industrials - 11.1%
Air Freight & Logistics - 1.3%
FedEx Corp.	7,925	1,536,182

Airlines - 0.8%
Delta Air Lines, Inc.	20,800	1,021,904

Building Products - 3.0%
Johnson Controls Int’l. PLC	44,166	1,844,372
Masco Corp.	50,325	1,874,606
		3,718,978
Electrical Equipment - 2.8%
ABB Ltd. ADR	73,675	1,851,453
Rockwell Automation, Inc.	9,700	1,539,584
		3,391,037
Industrial Conglomerates - 1.9%
General Electric Co.	85,200	2,332,776

Machinery - 0.5%
Ingersoll-Rand PLC	6,900	618,240

Trading Companies &
Distributors - 0.8%
HD Supply Holdings, Inc. (a)	25,000	1,008,750

Information Technology - 26.0%
Communications
Equipment - 3.8%
Cisco Systems, Inc.	78,660	2,480,150
Lumentum Holdings, Inc. (a)	18,107	1,033,004
Viavi Solutions Inc. (a)	101,535	1,140,238
		4,653,392
Electronic Equipment,
Instruments &
Components - 1.8%
Corning Inc.	55,975	1,628,873
Maxwell Technologies, Inc. (a)	93,997	544,243
		2,173,116
Internet Software &
Services - 3.8%
Alphabet, Inc. Class A (a)	4,020	3,968,102
eBay Inc. (a)	20,770	712,411
		4,680,513
IT Services - 3.4%
Alliance Data Systems Corp.	8,250	1,989,322
PayPal Holdings, Inc. (a)	28,770	1,502,082
Visa Inc. Class A	6,475	616,614
		4,108,018
Semiconductors &
Semiconductor
Equipment - 6.8%
Infineon Technologies A.G. ADR	50,875	1,126,881
Intel Corp.	34,775	1,255,725
Maxim Integrated Products, Inc.	19,655	939,509
NXP Semiconductors N.V. (a)	20,525	2,255,697
Qualcomm, Inc.	46,405	2,657,614
		8,235,426
Software - 4.3%
Microsoft Corp.	46,151	3,223,186
Oracle Corp.	44,475	2,018,720
		5,241,906
Technology Hardware, Storage
& Peripherals - 2.1%
Apple Inc.	9,775	1,493,229
Hewlett Packard Enterprise Co.	27,025	508,340
HP Inc.	32,225	604,541
		2,606,110
Materials - 1.5%
Metals & Mining - 1.5%
Freeport-McMoRan Inc. (a)	160,750	1,847,018

Real Estate - 0.5%
Real Estate Investment
Trusts - 0.5%
DiamondRock Hospitality Co.	56,950	631,576

TOTAL COMMON STOCKS
(COST $126,504,113)		121,999,160

See Notes to Financial Statements.

LARGECAP FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2017

	Shares	Value
SHORT-TERM INVESTMENTS - 0.0%

Money Market Funds - 0.0%
Fidelity Inst’l. Government
Portfolio Class I, 0.652% (b)	5,083	$5,083

Total Money Market Funds		5,083

TOTAL SHORT-TERM
INVESTMENTS (COST $5,083)		5,083

TOTAL INVESTMENTS - 100.1%
(COST $126,509,196)		122,004,243

NET OTHER ASSETS AND
LIABILITIES - (0.1%)		(63,335)

NET ASSETS - 100.0%		$121,940,908

(a)	Non-income producing security.
(b)	Represents the 7-day yield at May 31, 2017.

ADR:	American Depositary Receipt
A.G.:	Aktiengesellschaft is the German term for a public limited liability corporation.
N.V.:	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC:	Public Limited Company

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”) and is licensed for use by Thompson Investment Management, Inc. Neither MSCI, S&P, nor any other party involved in making or compiling the GICS or any GICS classifications makes any warranties with respect thereto or the results to be obtained by the use thereof, and no such party shall have any liability whatsoever with respect thereto.

See Notes to Financial Statements.

MIDCAP FUND INVESTMENT REVIEW (Unaudited)
May 31, 2017

Portfolio Managers
James T. Evans, CFA
Jason L. Stephens, CFA

Performance
The MidCap Fund produced a total return of 7.43% for the six-month period ended May 31, 2017, as compared to its benchmark, the Russell Midcap Index, which returned 8.14%.

Comparison of Change in Value of a Hypothetical $10,000 Investment

Average Annual Total Returns
Through 05/31/17
				Since
				Inception
	1 Year	3 Year	5 Year	(03/31/08)
Thompson MidCap Fund	21.49%	6.73%	14.31%	10.04%
Russell Midcap Index	15.86%	8.50%	15.13%	10.01%

Gross Expense Ratio as of 03/31/17 was 1.50%.
Net Expense Ratio after reimbursement as of 03/31/17 was 1.20%.*

*

The Advisor has contractually agreed to waive management fees and/or reimburse expenses incurred by the MidCap Fund through March 31, 2018, so that the annual operating expenses of the Fund do not exceed 1.20% of its average daily net assets. Net expense ratios are current as of the most recent Prospectus and are applicable to investors.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 1-800-999-0887 or visiting www.thompsonim.com.

Results include the reinvestment of all dividends and capital gains distributions. Investment performance reflects all fee waivers that may be in effect. In the absence of such waivers, total return would be reduced. The performance information reflected in the graph and the table above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares, nor does it imply future performance. The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index based on total market capitalization. You cannot directly invest in an index.

FTSE Russell is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. “FTSE®” and “Russell®” are trademarks of the London Stock Exchange Group.

See Notes to Financial Statements.

MIDCAP FUND INVESTMENT REVIEW (Unaudited) (Continued)
May 31, 2017

Management Commentary

There was no individual stock or sector that drove the Fund’s modest lag over the last 6 months. In fact, teasing out a theme that neatly tells the story for the period has proven difficult. The only real standout was Exact Sciences, the outperformance of which was offset by a handful of poor performers whose only clear relation to one another is that they happen to exist in the same portfolio. Sometimes broader sector trends are not reflected well in the movement of the Fund’s biggest contributors, especially with a portfolio invested in medium-sized companies for which the information flow tends to be thinner and trading more volatile than that of their larger-sized brethren. This period provides such an example. The Fund’s most meaningful stock fluctuations were driven by disparate security-specific reasons, often largely disconnected from macro-level themes.

While the reasons behind the Fund’s relative performance differential would require a deep-dive into the stock-specific issues of 10 or more Fund holdings, a discussion of absolute performance trends across sectors is much more straightforward. So far this fiscal year Health Care, Information Technology and Utilities have been the strongest sectors, and Energy the weakest. Health Care stocks really appear to us to have just begun to recover from depressed valuations, while investors looking for growth flooded into the Information Technology Sector. It doesn’t hurt that large-cap tech has been performing really well relative to other sectors, and that’s one rising tide that has floated quite a few boats as investors reconsider buyout valuations for smaller companies. Utilities benefitted from a decline in the 10-year treasury yield. Finally, energy stocks tracked a decline in oil prices.

Looking forward, we expect longer-term interest rates to start to rise again and the economy to continue growing. If we are correct, Utilities stocks (which often act as proxies for long-maturity bonds) will not likely perform as well going forward. We still like the prospect for many Information Technology and Health Care stocks, and have been therefore maintaining our overweight in those sectors relative to the benchmark. We anticipate that banks, which typically benefit both from rising rates and a strong housing market, will restart their stalled recovery, and have also been continuing to overweight that industry.

While it is unusual to have a winner the magnitude of Exact Sciences within a six-month timeframe, it is also unusual to have enough poor performers to largely offset said winner. As both the top positive and negative performers revert to a more “normal” range of outcomes in future time periods, we believe our efforts to find value in almost every sector means the current portfolio composition gives the Fund the opportunity to remain competitive going forward.

Opinions expressed are subject to change, are not guaranteed and should not be considered investment advice.

Mutual fund investing involves risk. Principal loss is possible. Midcap companies tend to have more limited liquidity and greater volatility than large-capitalization companies. Investments in American Depositary Receipts (“ADRs”) are subject to some extent to the risks associated with directly investing in securities of foreign issuers, including the risk of changes in currency exchange rates, expropriation or nationalization of assets, and the impact of political, diplomatic, or social events. Investments in real estate securities may involve greater risk and volatility including greater exposure to economic downturns and changes in real estate values, rents, property taxes, tax, and other laws. A REIT’s share price may decline because of adverse developments affecting the real estate industry.

Please refer to the Schedule of Investments on page 12 of this report for holdings information. The management commentary above as well as Fund holdings and asset/sector allocations should not be considered a recommendation to buy or sell any security. In addition, please note that Fund holdings and asset/sector allocations are subject to change.

See Notes to Financial Statements.

MIDCAP FUND INVESTMENT REVIEW (Unaudited) (Continued)
May 31, 2017

Sector Weightings at 05/31/17
% of Total Investments

Top 10 Equity Holdings at 05/31/17
		% of Fund’s
Company	Industry	Net Assets
Hanger, Inc.	Health Care Providers & Services	2.47%
NXP Semiconductors N.V.	Semiconductors & Semiconductor Equipment	2.33%
Alliance Data Systems Corp.	IT Services	2.12%
CIT Group Inc.	Banks	2.05%
Bed Bath & Beyond Inc.	Specialty Retail	1.99%
Exact Sciences Corp.	Biotechnology	1.96%
Jazz Pharmaceuticals PLC	Pharmaceuticals	1.89%
Lumber Liquidators Holdings, Inc.	Specialty Retail	1.86%
Northern Trust Corp.	Capital Markets	1.72%
Masco Corp.	Building Products	1.65%

As of May 31, 2017, 100.1% of the Fund’s net assets were in equity and short-term investments.

See Notes to Financial Statements.

MIDCAP FUND SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2017

	Shares	Value
COMMON STOCKS - 99.5%

Consumer Discretionary - 21.8%
Automobiles - 1.2%
Harley-Davidson, Inc.	10,625	$563,231

Distributors - 1.4%
LKQ Corp. (a)	20,445	643,813

Hotels, Restaurants &
Leisure - 1.0%
Extended Stay America, Inc.	27,325	497,315

Household Durables - 5.2%
D.R. Horton, Inc.	15,500	506,695
Newell Brands, Inc.	10,306	545,703
PulteGroup Inc.	21,750	493,072
Toll Brothers, Inc.	7,400	273,134
TopBuild Corp. (a)	12,125	649,294
		2,467,898
Leisure Products - 2.2%
Brunswick Corp.	10,275	567,796
Mattel, Inc.	21,475	491,992
		1,059,788
Multiline Retail - 1.5%
Kohl’s Corp.	18,135	696,928

Specialty Retail - 4.7%
Bed Bath & Beyond Inc.	27,280	938,705
Lumber Liquidators Holdings, Inc. (a)	30,275	877,369
Urban Outfitters, Inc. (a)	20,575	388,250
		2,204,324
Textiles, Apparel &
Luxury Goods - 4.6%
Coach, Inc.	8,655	399,948
Hanesbrands, Inc.	36,240	748,356
Michael Kors Holdings Ltd. (a)	12,625	418,897
Skechers U.S.A., Inc. Class A (a)	24,300	620,136
		2,187,337
Consumer Staples - 5.7%
Food Products - 5.7%
Amplify Snack Brands, Inc. (a)	55,925	511,714
Inventure Foods, Inc. (a)	159,100	676,175
Lamb Weston Holdings, Inc.	12,225	567,362
The Hain Celestial Group, Inc. (a)	10,025	350,173
The J. M. Smucker Co.	4,705	601,534
		2,706,958
Energy - 4.7%
Energy Equipment &
Services - 1.2%
Helmerich & Payne, Inc.	3,410	179,571
TechnipFMC PLC (a)	13,125	379,969
		559,540
Oil, Gas & Consumable
Fuels - 3.5%
Cameco Corp.	19,750	182,095
Devon Energy Corp.	9,400	319,412
Noble Energy, Inc.	23,000	659,870
Pioneer Natural Resources Co.	1,275	212,747
Southwestern Energy Co. (a)	49,225	298,304
		1,672,428
Financials - 16.7%
Banks - 7.8%
Associated Banc-Corp	31,343	747,531
CIT Group Inc.	21,530	969,926
First Horizon National Corp.	45,070	763,486
Regions Financial Corp.	15,385	212,928
SunTrust Banks, Inc.	7,895	421,356
Zions Bancorporation	14,585	584,421
		3,699,648
Capital Markets - 3.3%
Eaton Vance Corp.	10,720	499,230
Northern Trust Corp.	9,305	813,629
State Street Corp.	2,775	226,052
		1,538,911
Consumer Finance - 1.2%
Discover Financial Services	9,704	569,625

Insurance - 2.5%
FNF Group	17,700	754,197
Unum Group	9,580	430,908
		1,185,105
Mortgage Real Estate
Investment Trusts - 0.8%
Annaly Capital Management, Inc.	32,525	389,650

Thrifts & Mortgage
Finance - 1.1%
Flagstar Bancorp, Inc. (a)	17,325	500,519

Health Care - 13.7%
Biotechnology - 3.1%
Exact Sciences Corp. (a)	25,400	926,338
MiMedx Group Inc. (a)	39,650	542,412
		1,468,750

See Notes to Financial Statements.

MIDCAP FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2017

	Shares	Value
COMMON STOCKS (continued)

Health Care (continued)
Health Care Equipment &
Supplies - 2.3%
Hologic, Inc. (a)	8,275	$358,390
Natus Medical Inc. (a)	3,825	129,668
Zimmer Biomet Holdings, Inc.	5,200	619,892
		1,107,950
Health Care Providers &
Services - 6.2%
Acadia Healthcare Co., Inc. (a)	12,775	528,118
Envision Healthcare Corp. (a)	8,505	464,458
Hanger, Inc. (a)	94,044	1,167,556
McKesson Corp.	2,415	393,862
Patterson Cos., Inc.	8,130	359,021
		2,913,015
Life Sciences Tools &
Services - 0.2%
Fluidigm Corp. (a)	16,200	73,386

Pharmaceuticals - 1.9%
Jazz Pharmaceuticals PLC (a)	6,125	891,555

Industrials - 11.0%
Building Products - 3.2%
A.O. Smith Corp.	6,975	382,718
Masco Corp.	20,975	781,319
USG Corp. (a)	12,250	348,390
		1,512,427
Electrical Equipment - 2.0%
Regal Beloit Corp.	5,805	459,756
Rockwell Automation, Inc.	3,000	476,160
		935,916
Machinery - 3.7%
Ingersoll-Rand PLC	5,275	472,640
Mueller Water Products, Inc. Class A	31,525	352,450
SPX Corp. (a)	8,950	215,606
SPX Flow, Inc. (a)	18,740	699,564
		1,740,260
Trading Companies &
Distributors - 2.1%
HD Supply Holdings, Inc. (a)	17,625	711,169
W.W. Grainger, Inc.	1,788	308,037
		1,019,206
Information Technology - 17.3%
Communications
Equipment - 2.2%
Lumentum Holdings, Inc. (a)	7,956	453,890
Viavi Solutions Inc. (a)	52,781	592,731
		1,046,621
Electronic Equipment,
Instruments &
Components - 1.1%
FARO Technologies, Inc. (a)	6,250	217,188
Maxwell Technologies, Inc. (a)	49,997	289,483
		506,671
Internet Software &
Services - 0.8%
Liquidity Services, Inc. (a)	59,575	369,365

IT Services - 3.0%
Alliance Data Systems Corp.	4,145	999,484
Fiserv, Inc. (a)	3,194	400,144
		1,399,628
Semiconductors &
Semiconductor
Equipment - 6.5%
Cavium Inc. (a)	8,825	643,960
Infineon Technologies A.G. ADR	25,950	574,792
Maxim Integrated Products, Inc.	15,291	730,910
NXP Semiconductors N.V. (a)	10,025	1,101,747
		3,051,409
Software - 0.6%
Take-Two Interactive Software, Inc. (a)	3,935	301,972

Technology Hardware, Storage
& Peripherals - 3.1%
CPI Card Group Inc.	243,313	474,460
Electronics for Imaging, Inc. (a)	10,350	490,797
Pure Storage, Inc. Class A (a)	19,875	257,183
Stratasys Ltd. (a)	3,900	104,910
3D Systems Corp. (a)	7,250	148,263
		1,475,613
Materials - 3.9%
Chemicals - 1.6%
Ecolab Inc.	2,581	342,860
Int’l. Flavors & Fragrances Inc.	2,935	404,707
		747,567
Containers & Packaging - 0.5%
AptarGroup, Inc.	2,650	225,277

See Notes to Financial Statements.

MIDCAP FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2017

	Shares	Value
COMMON STOCKS (continued)

Materials (continued)
Metals & Mining - 1.8%
Freeport-McMoRan Inc. (a)	61,650	$708,358
Lundin Mining Corp.	26,900	147,428
		855,786
Real Estate - 3.1%
Real Estate Investment
Trusts - 1.9%
DiamondRock Hospitality Co.	43,300	480,197
Host Hotels & Resorts Inc.	24,810	446,332
		926,529
Real Estate Management &
Development - 1.2%
Realogy Holdings Corp.	18,375	559,702

Utilities - 1.6%
Multi-Utilities - 1.6%
MDU Resources Group, Inc.	15,625	425,469
SCANA Corp.	4,875	332,475
		757,944

TOTAL COMMON STOCKS
(COST $40,169,565)		47,029,567

SHORT-TERM INVESTMENTS - 0.6%

Money Market Funds - 0.6%
Fidelity Inst’l. Government
Portfolio Class I, 0.652% (b)	263,825	263,825

Total Money Market Funds		263,825

TOTAL SHORT-TERM
INVESTMENTS (COST $263,825)		263,825

TOTAL INVESTMENTS - 100.1%
(COST $40,433,390)		47,293,392

NET OTHER ASSETS AND
LIABILITIES - (0.1%)		(43,813)

NET ASSETS - 100.0%		$47,249,579

(a)	Non-income producing security.
(b)	Represents the 7-day yield at May 31, 2017.

ADR:	American Depositary Receipt
A.G.:	Aktiengesellschaft is the German term for a public limited liability corporation.
N.V.:	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC:	Public Limited Company

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”) and is licensed for use by Thompson Investment Management, Inc. Neither MSCI, S&P, nor any other party involved in making or compiling the GICS or any GICS classifications makes any warranties with respect thereto or the results to be obtained by the use thereof, and no such party shall have any liability whatsoever with respect thereto.

See Notes to Financial Statements.

BOND FUND INVESTMENT REVIEW (Unaudited)
May 31, 2017

Portfolio Managers
       James T. Evans, CFA
       Jason L. Stephens, CFA
       John W. Thompson, CFA

Performance

The Bond Fund produced a total return of 4.20% for the six-month period ended May 31, 2017, as compared to its benchmark, the Bloomberg Barclays U.S. Government/Credit 1-5 Year Index, which returned 1.30%, and as compared to the Bloomberg Barclays U.S. Credit 1-5 Year Index, which returned 1.91%.

Comparison of Change in Value of a Hypothetical $10,000 Investment

Average Annual Total Returns
Through 05/31/17
	1 Year	3 Year	5 Year	10 Year
Thompson Bond Fund	9.60%	2.71%	3.89%	5.80%
Bloomberg Barclays U.S. Gov’t./Credit 1-5 Year Index	1.16%	1.36%	1.33%	3.01%
Bloomberg Barclays U.S. Credit 1-5 Year Index	2.22%	1.88%	2.32%	3.87%

Gross Expense Ratio as of 03/31/17 was 0.72%.	30-Day SEC Yield as of 05/31/17 was 2.68%.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 1-800-999-0887 or visiting www.thompsonim.com.

Results include the reinvestment of all dividends and capital gains distributions. Investment performance reflects all fee waivers that may have been in effect. In the absence of such waivers, total return would have been reduced. The performance information reflected in the graph and the table above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares, nor does it imply future performance. The Bloomberg Barclays U.S. Government/Credit 1-5 Year Index is a market-value-weighted index of all investment-grade bonds with maturities of more than one year and less than 5 years. The Bloomberg Barclays U.S. Credit 1-5 Year Index is a market-value-weighted index which includes virtually every major investment-grade rated corporate bond with 1-5 years remaining until maturity that serves as a supplementary benchmark. You cannot directly invest in an index.

Bloomberg® is a trademark and service mark of Bloomberg Finance L.P. Barclays® is a trademark and service mark of Barclays Bank PLC.

See Notes to Financial Statements.

BOND FUND INVESTMENT REVIEW (Unaudited) (Continued)
May 31, 2017

Management Commentary

Both corporate spreads and prevailing interest rates declined modestly during the period. Absolute return was buoyed by the absence of material headwinds from these factors. Positive relative performance was driven by the Fund’s relative yield and appreciation among a number of issues in previously unloved sectors and asset classes. While it is unlikely that the Fund’s absolute return will be as attractive over the next 6 months, we do believe the portfolio still has the potential to produce competitive results.

Much of the Fund’s positive relative performance over the last 6 months resulted from decisions made over a year ago. As we have noted many times before, we try to take advantage of the opportunities the market gives us. This often requires waiting for a market overreaction, if not an all-out panic. During these times, one is often able to acquire securities that appear to be priced at a discount to their potential longer-term value. One extreme example of this was the deep discount afforded to financial assets during the financial crisis almost a decade ago. We’ve seen several periods of displeasure in the marketplace since then. Corporate spreads widened significantly in 2011 and 2013, and most recently during the energy panic in 2015 and early 2016. In each case the opportunities were plenty.

While some of the benefit of acquiring assets at a discount can accrue quickly to the purchaser, much of it tends to stretch out over months or years. In hindsight, credit markets entered a period of calm by spring 2016, and new opportunities have been scarcer since then. In the face of narrow credit spreads and rising interest rates we are content to attempt a more conservative tack. Consequently, the Fund’s duration has shrunk to 0.99 years. This was not by design, but is merely a consequence of the lack of attractively priced securities at the long end of the Fund’s maturity ladder. As the yield curve has flattened, it has made more sense to us to buy short. We have learned that something always seems to come along sooner or later to spook investors. Whenever that happens we’ll look to take advantage of opportunities by re-allocating the larger-than-normal accumulation of bonds of 1-year or less maturity within the Fund. In the meantime, we feel the portfolio as it stands is positioned to keep producing a competitive yield while we wait.

Opinions expressed are subject to change, are not guaranteed and should not be considered investment advice.

Mutual fund investing involves risk. Principal loss is possible. Investments in debt securities typically decrease in value when interest rates rise. The risk is usually greater for longer-term debt securities. Investments in bonds of foreign issuers involve greater volatility, political and economic risks, and differences in accounting methods. Investment by the Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities.

Please refer to the Schedule of Investments on page 18 of this report for holdings information. The management commentary above as well as Fund holdings should not be considered a recommendation to buy or sell any security. In addition, please note that Fund holdings are subject to change.

The federal government guarantees interest payments from government securities while dividend payments carry no such guarantee. Government securities, if held to maturity, guarantee the timely payment of principal and interest.

SEC Yield is a standardized yield computed by dividing the net investment income per share earned during the 30-day period prior to quarter-end and was created to allow for fairer comparisons among bond funds.

Spread is the percentage point difference between yields of various classes of bonds compared to treasury bonds.

Duration is a commonly used measure of the potential volatility of the price of a debt security, or the aggregate market value of a portfolio of debt securities, prior to maturity. Securities with a longer duration generally have more volatile prices than securities of comparable quality with a shorter duration.

Yield is the income earned from a bond, which takes into account the sum of the interest payment, the redemption value at the bond’s maturity, and the initial purchase price of the bond.

Yield Curve is a line that plots the interest rates, at a set point in time, of bonds having equal credit quality but differing maturity dates.

Credit Ratings are provided by Standard & Poor’s, who assign a rating based on their analysis of the issuer’s creditworthiness. The highest rating given is AAA and the lowest is C.

The purpose of Moody’s ratings is to provide investors with a simple system of gradation by which relative creditworthiness of securities may be noted. Gradations of creditworthiness are indicated by rating symbols, with each symbol representing a group in which the credit characteristics are broadly the same. The highest rating assigned by Moody’s is AAA and the lowest is C.

Although the makeup of the Bond Fund’s portfolio is constantly changing, as of May 31, 2017, 80.10% of the Fund’s portfolio was invested in corporate bonds. Due to prevailing market conditions, the composition of the Fund’s portfolio as of that date was consistent with the composition of the Fund’s portfolio over the past 5 years. In addition, as of that date 69.66% of the Fund’s portfolio was invested in securities rated BBB by Standard & Poor’s, while an additional 9.50% of the Fund’s portfolio was rated below investment-grade and 2.84% of the Fund’s portfolio was not rated by Standard & Poor’s. For portfolio information current as of the most recent quarter-end, please call 1-800-999-0887 or visit our website at www.thompsonim.com. Compared to a portfolio that is more evenly allocated between government and corporate bonds, a portfolio that is heavily allocated to corporate bonds may provide higher returns, but is also subject to greater levels of credit and liquidity risk and to greater price fluctuations. A portfolio that is significantly allocated to bonds having lower and below-investment-grade ratings may also be subject to greater levels of credit and liquidity risk and experience greater price fluctuations than a portfolio comprised of higher-rated investment-grade bonds.

See Notes to Financial Statements.

BOND FUND INVESTMENT REVIEW (Unaudited) (Continued)
May 31, 2017

Portfolio Concentration at 05/31/17
(Includes cash and cash equivalents)
% Total Investments
Asset Allocation
Corporate Bonds	80.10%
Asset-Backed Securities	14.41%
U.S. Government & Agency Issues	2.79%
Taxable Municipal Bonds	2.45%
Tax-Exempt Municipal Bonds	0.25%
100.00%

Quality
U.S. Government & Agency Issues	2.79%
AAA	0.42%
AA	1.85%
A	12.94%
BBB	69.66%
BB and Below	9.50%
Not Rated	2.84%
100.00%

Top 10 Bond Holdings at 05/31/17
% of Fund’s Net Assets
Issuer
XL Group PLC	2.96%
MBIA Inc.	2.95%
GFI Group Inc.	2.78%
Ford Motor Credit Co. LLC	2.50%
U.S. Treasury Bills	2.40%
Freeport-McMoRan Inc.	2.38%
SESI LLC	2.36%
Citigroup, Inc.	2.13%
Bank of America Corp.	2.04%
American Airlines Group Inc.	2.03%

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2017

	Principal
	Amount	Value
BONDS - 97.9%

Asset-Backed Securities - 14.4%
Air Canada
5.375% due 5/15/2021,
Series 2013-1 B (e)	$9,254,404	$9,647,717
5.000% due 12/15/2023,
Series 2015-2 B (e)	5,472,118	5,649,962

America West Airlines
7.930% due 1/2/2019,
Series 1999-1	4,754,417	4,992,138
8.057% due 7/2/2020,
Series 2000-1	19,614	22,065
7.100% due 4/2/2021,
Series 2001-1	4,119,827	4,480,311

American Airlines
7.000% due 1/31/2018,
Series 2011-1 B (e)	21,140,439	21,721,801

Applebee’s Funding LLC / IHOP
Funding LLC (DIN)
4.277% due 9/5/2021,
Series 2014-1 (e)	25,059,000	24,400,875

Basketball Properties Ltd.
6.650% due 3/1/2025 (e)	4,249,085	4,599,634

Beaver Valley II Funding
9.000% due 6/1/2017	240,000	240,000

British Airways PLC
5.625% due 6/20/2020,
Series 2013-1 B (e)	27,339,937	28,365,184
5.625% due 6/20/2020,
Series 2013-1 B (e)	56,945	59,081

Bvps II Funding Corp.
8.890% due 6/1/2017	2,000	2,000

CAL Funding II Ltd.
3.470% due 10/25/2022,
Series 2012-1A A (e)	1,513,958	1,513,797
3.350% due 3/27/2023,
Series 2013-1A A (e)	3,785,833	3,713,676

Castle Aircraft Securitization Trust
4.703% due 12/15/2022,
Series 2015-1A (e)	1,501,268	1,535,603

CG-CCRE Commercial
Mortgage Trust
3.739% due 6/15/2019,
Series 2014-FL1 (b) (e)	12,000,000	11,771,744

COBALT CMBS Commercial
Mortgage Trust
6.061% due 6/15/2017,
Series 2007-C3 (b)	1,632	1,630

Commercial Mortgage Loan
Trust
6.335% due 9/10/2017,
Series 2008-LS1 (b)	7,921,945	7,951,634

Continental Airlines
6.648% due 9/15/2017,
Series 1998-1 A	223,416	226,209
6.900% due 1/2/2018,
Series 1997-4 A	32,818	33,265
6.820% due 5/1/2018,
Series 1998-3 A-1	27,975	28,534
6.000% due 1/12/2019,
Series 2010-1 B	2,598,843	2,663,814
7.256% due 3/15/2020,
Series 1999-2 A-1	20,394	21,770
6.250% due 4/11/2020,
Series 2012-1 B	5,954,810	6,297,211
5.500% due 10/29/2020,
Series 2012-2 B	9,165,570	9,578,020

Delta Air Lines
6.875% due 5/7/2019,
Series 2012-1B (e)	774,760	824,151
8.021% due 8/10/2022,
Series 2007-1 B	2,142,031	2,436,560

Dong Fang Container Finance
SPV Ltd.
3.960% due 9/25/2023,
Series 2013-1 A (e)	3,626,382	3,508,410
3.550% due 4/25/2024,
Series 2014-1 A (e)	406,725	377,136

Doric Nimrod Air Alpha
6.125% due 11/30/2019,
Series 2013-1 B (e)	22,368,776	23,095,761
6.125% due 11/30/2019,
Series 2013-1 B (e)	3,644,830	3,763,287

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2017

	Principal
	Amount	Value
BONDS (continued)

Asset-Backed Securities (continued)
Doric Nimrod Air Finance
Alpha Ltd.
6.500% due 5/30/2019,
Series 2012-1 B (e)	$8,801,573	$9,117,647

ECAF I Ltd.
5.802% due 6/15/2022,
Series 2015-1A (e)	18,309,700	18,078,018

Element Rail Leasing II LLC
4.175% due 2/19/2045,
Series 2015-1A (e)	16,917,000	16,159,905

EngenCap ABS Trust
3.670% due 7/20/2020,
Series 2016-1 A (e)	37,000,000	36,171,200

Express Pipeline LP
7.390% due 12/31/2017 (e)	246,000	254,630

Federal Express Corp.
7.840% due 1/30/2018,
Series 1996-B2	86,158	89,173

FPL Energy Caithness
Funding Corp.
7.645% due 12/31/2018 (e)	1,856,880	1,921,871

FRS LLC
3.960% due 4/15/2019,
Series 2013-1A (e)	1,594,874	1,601,998

GCCFC Commercial
Mortgage Trust
5.736% due 8/10/2017,
Series 2007-GG11	786,918	788,240

Global Container Assets Ltd.
2.100% due 2/5/2019,
Series 2015-1 A (e)	4,180,937	4,117,877

Global SC Finance II SRL
(SEACO)
3.190% due 7/17/2029,
Series 2014-1A (e)	2,723,333	2,700,284

Great River Energy
5.829% due 7/1/2017 (e)	516,647	517,869

HP Communities LLC
5.320% due 3/15/2023 (e)	347,823	369,718

Landmark Leasing LLC
6.200% due 10/1/2022,
Series 2004A (e)	308,881	312,212

Latam Airlines Group
4.500% due 11/15/2023,
Series 2015-1 B	5,207,077	5,135,480

LB Commercial Mortgage Trust
6.295% due 6/15/2017,
Series 2007-C3 (b)	979,897	980,378

Northwest Airlines
8.028% due 11/1/2017,
Series 2007-1 B	86,867	88,822
7.575% due 3/1/2019,
Series 1999-2 A	526,214	547,263
7.150% due 10/1/2019,
Series 2000-1 G (b)	17,903	18,978
6.264% due 11/20/2021,
Series 2002-1 G-2	1,183,586	1,260,519

Prudential Securities
Structured Assets, Inc.
1.415% due 3/2/2025,
Series 1998-1 A (b) (e)	10,754,996	9,840,822

SCG Trust
4.239% due 11/15/2017,
Series 2013-SRP1 (b) (e)	11,040,000	10,745,018

TRU Trust
3.239% due 11/15/2019,
Series 2016-1 A (b) (e)	9,877,088	9,912,034
4.139% due 11/15/2019,
Series 2016-1 B (b) (e)	14,600,000	14,686,106
4.989% due 11/15/2019,
Series 2016-1 C (b) (e)	10,075,000	10,067,450

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2017

	Principal
	Amount	Value
BONDS (continued)

Asset-Backed Securities (continued)
United Air Lines
5.375% due 8/15/2021,
Series 2013-1 B	$1,925,328	$2,024,001

US Airways
8.360% due 1/20/2019,
Series 1999-1 A	29,007	29,007
8.000% due 10/1/2019,
Series 2012-1 B	18,238,554	19,766,945
7.076% due 3/20/2021,
Series 2001-1 G	712,270	760,348

Virgin Australia Trust
5.000% due 10/23/2023,
Series 2013-1 A (e)	163,569	169,491

Wells Fargo Commercial
Mortgage Trust
3.938% due 6/15/2024,
Series 2014-LC16 (e)	7,072,000	5,998,225

Total Asset-Backed Securities		367,754,509

Corporate Bonds - 80.3%
Actavis Funding SCS
2.350% due 3/12/2018	4,688,000	4,708,721

Agilent Technologies, Inc.
6.500% due 11/1/2017	3,479,000	3,542,168

Air Lease Corp.
2.125% due 1/15/2018	389,000	389,880

Allegion US Holding Co. Inc.
5.750% due 10/1/2021	11,422,000	11,884,591

American Equity Investment
Life Holding Co.
6.625% due 7/15/2021	24,388,000	25,302,550

American Express Bank, FSB
6.000% due 9/13/2017	3,000,000	3,036,990

American Express Centurion
Bank
5.950% due 6/12/2017	1,494,000	1,495,361

American Express Co.
6.150% due 8/28/2017	3,212,000	3,247,894

American Express Credit Corp.
1.125% due 6/5/2017	20,000,000	20,000,000

American Tower Corp.
4.500% due 1/15/2018	103,000	104,661

Ameritech Capital Funding
Corp.
6.450% due 1/15/2018	803,000	824,495

Appalachian Power Co.
5.000% due 6/1/2017	195,000	195,000

Arrow Electronics, Inc.
3.000% due 3/1/2018	5,733,000	5,788,834
6.875% due 6/1/2018	3,712,000	3,906,141

Assurant, Inc.
2.500% due 3/15/2018	859,000	862,981

Assured Guaranty US Holdings
Inc.
3.511% due 12/15/2066 (b)	14,597,000	11,969,540

Astoria Financial Corp.
5.000% due 6/19/2017	31,792,000	31,835,237

AT&T Inc.
1.400% due 12/1/2017	546,000	545,877

Athene Global Funding
2.875% due 10/23/2018 (e)	33,217,000	33,433,209

Autodesk, Inc.
1.950% due 12/15/2017	6,144,000	6,148,927

AutoNation, Inc.
6.750% due 4/15/2018	4,313,000	4,495,595

Avon Products, Inc.
6.600% due 3/15/2020 (b)	500,000	508,750

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2017

	Principal
	Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Bank of America Corp.
6.100% due 6/15/2017	$1,550,000	$1,552,058
6.000% due 9/1/2017	535,000	540,954
5.750% due 12/1/2017	1,400,000	1,428,805
2.000% due 1/11/2018	10,000,000	10,024,780
5.650% due 5/1/2018	1,992,000	2,060,804
3.400% due 10/9/2024 (b)	35,000,000	33,118,750

Barclays Bank PLC
1.750% due 2/22/2019 (c)	15,000,000	14,817,840

Barclays PLC
2.000% due 3/16/2018	6,500,000	6,507,540

BB&T Corp.
4.900% due 6/30/2017	813,000	814,786

Bear Stearns Cos. LLC
6.400% due 10/2/2017	2,909,000	2,956,204

Becton Dickinson and Co.
1.800% due 12/15/2017	723,000	724,801
4.900% due 4/15/2018	3,362,000	3,449,920

BGC Partners Inc.
5.375% due 12/9/2019	110,000	116,087

Brandywine Operating
Partnership, L.P.
4.950% due 4/15/2018	565,000	578,781

Broadridge Financial Solutions,
Inc.
6.125% due 6/1/2017	4,614,000	4,614,000

Brunswick Corp.
4.625% due 5/15/2021 (e)	375,000	383,617

Bunge Ltd. Finance Corp.
3.200% due 6/15/2017	2,123,000	2,124,023

Capital One Bank USA N.A.
1.300% due 6/5/2017	4,736,000	4,736,000

Capital One Financial Corp.
6.750% due 9/15/2017	7,243,000	7,347,125

Capital One N.A.
1.500% due 9/5/2017	10,265,000	10,264,507
1.650% due 2/5/2018	7,635,000	7,633,091
1.500% due 3/22/2018	3,650,000	3,643,189

Carpenter Technology Corp.
6.990% due 4/20/2018	2,415,000	2,467,005
7.060% due 5/21/2018	500,000	510,171
7.030% due 5/22/2018	8,000	8,158

Catholic Health Initiatives
1.600% due 11/1/2017	21,848,000	21,839,326
2.600% due 8/1/2018	11,456,000	11,515,525

CBS Corp.
1.950% due 7/1/2017	2,200,000	2,200,282

Celgene Corp.
1.900% due 8/15/2017	1,000,000	1,000,914

CenterPoint Energy Resources
Corp.
6.125% due 11/1/2017	1,292,000	1,314,553

Citigroup, Inc.
1.550% due 8/14/2017	3,980,000	3,981,035
1.850% due 11/24/2017	405,000	405,848
1.700% due 4/27/2018	15,276,000	15,270,012
3.325% due 10/15/2024 (b)	35,000,000	34,527,850

Citizens Bank, N.A.
1.600% due 12/4/2017	6,123,000	6,122,755

Cleveland Electric Illuminating
Co.
7.880% due 11/1/2017	582,000	596,404

CNA Financial Corp.
6.950% due 1/15/2018	5,283,000	5,447,518

Comerica Bank
5.200% due 8/22/2017	1,100,000	1,108,337

Compass Bank
1.850% due 9/29/2017	4,505,000	4,505,410
6.400% due 10/1/2017	3,581,000	3,633,630

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2017

	Principal
	Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Countrywide Financial Corp.
6.000% due 11/22/2030	$137,000	$137,001
6.300% due 4/28/2036	115,000	115,238

Credit Suisse A.G. New York
1.750% due 1/29/2018	2,819,000	2,821,836
6.000% due 2/15/2018	26,737,000	27,504,486

D.R. Horton, Inc.
3.625% due 2/15/2018	1,759,000	1,775,287
3.750% due 3/1/2019	3,550,000	3,645,665

Deutsche Bank AG
6.000% due 9/1/2017	28,296,000	28,589,345
1.875% due 2/13/2018	12,529,000	12,527,998

Developers Diversified Realty
Corp.
4.750% due 4/15/2018	2,255,000	2,297,157

Discover Financial Services
6.450% due 6/12/2017	5,598,000	5,603,447
10.250% due 7/15/2019	11,304,000	12,922,145

Domtar Corp.
10.750% due 6/1/2017	10,334,000	10,334,000

Dun & Bradstreet Corp.
3.500% due 12/1/2017 (b)	8,694,000	8,759,683

eBay Inc.
2.500% due 3/9/2018	8,308,000	8,367,917

El Paso Corp.
7.000% due 6/15/2017	3,723,000	3,728,797

Ensco PLC
8.000% due 1/31/2024	12,306,000	12,121,410

Enterprise Products
Operating LLC
7.000% due 6/1/2067 (b)	8,538,000	8,228,498

ERP Operating L.P.
5.750% due 6/15/2017	1,000,000	1,001,151

Everest Reinsurance
Holdings Inc.
3.567% due 5/15/2037 (b)	8,692,000	7,996,640

Exelon Corp.
1.550% due 6/9/2017	801,000	801,022

Exelon Generation Co., LLC
6.200% due 10/1/2017	6,333,000	6,423,619

Express Scripts Holding Co.
1.250% due 6/2/2017	3,730,000	3,730,000

Fairfax Financial Holdings Ltd.
7.375% due 4/15/2018	24,161,500	25,253,866

Fidelity National Information
Services, Inc.
1.450% due 6/5/2017	918,000	918,000

Fifth Third Bancorp
4.900% due 9/30/2019 (b) (d)	40,162,000	39,961,190

FMC Technologies, Inc.
2.000% due 10/1/2017	16,000	15,998

Ford Motor Credit Co. LLC
3.000% due 6/12/2017	30,277,000	30,286,386
6.625% due 8/15/2017	1,601,000	1,616,466
1.724% due 12/6/2017	24,513,000	24,528,468
5.000% due 5/15/2018	1,742,000	1,792,748
2.240% due 6/15/2018	5,450,000	5,466,241

Freeport-McMoRan Inc.
6.125% due 6/15/2019 (e)	10,233,000	10,360,913
6.500% due 11/15/2020 (e)	16,327,000	16,899,751
6.625% due 5/1/2021 (e)	24,585,000	25,138,162
6.750% due 2/1/2022 (e)	7,970,000	8,248,950

General Electric Capital Corp.
4.500% due 5/15/2018	15,000	15,385
5.250% due 5/15/2018	34,000	35,109
6.300% due 5/15/2018	17,000	17,714
6.000% due 6/15/2018	98,000	102,225
1.551% due 5/5/2026 (b)	613,000	600,548

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2017

	Principal
	Amount	Value
BONDS (continued)

Corporate Bonds (continued)
General Motors Financial Co., Inc.
2.625% due 7/10/2017	$11,600,000	$11,613,363
4.750% due 8/15/2017	5,212,000	5,244,627
3.000% due 9/25/2017	439,000	440,727
3.250% due 5/15/2018	1,283,000	1,299,812

Genworth Financial Inc.
7.700% due 6/15/2020	2,918,000	2,852,345

GFI Group Inc.
8.375% due 7/19/2018 (b)	66,627,000	70,707,904

Goldman Sachs Group, Inc.
4.000% due 6/15/2017	48,000	48,000
6.250% due 9/1/2017	5,397,000	5,457,301
5.950% due 1/18/2018	2,434,000	2,497,686
6.150% due 4/1/2018	35,033,000	36,279,404

Great Plains Energy Inc.
6.875% due 9/15/2017	475,000	481,510

Hartford Financial Services
Group, Inc.
6.300% due 3/15/2018	336,000	347,603

Hewlett Packard Enterprise Co.
2.450% due 10/5/2017 (c)	757,000	759,011

Highmark Inc.
4.750% due 5/15/2021 (e)	30,715,000	31,687,099

Highwoods Realty L.P.
7.500% due 4/15/2018	1,880,000	1,968,537

Hospitality Properties Trust
6.700% due 1/15/2018	5,039,000	5,065,898

HRPT Properties Trust
6.650% due 1/15/2018	35,243,000	35,431,867

HSBC USA Inc.
1.300% due 6/23/2017	448,000	448,026

Humana Inc.
7.200% due 6/15/2018	553,000	582,103

ING U.S., Inc.
2.900% due 2/15/2018 (b)	823,000	829,174

Ingram Micro Inc.
5.250% due 9/1/2017	210,000	211,351

International Lease Finance
Corp.
8.875% due 9/1/2017	4,987,000	5,060,952
3.875% due 4/15/2018	121,000	122,966

INVISTA Finance LLC
4.250% due 10/15/2019 (e)	32,365,000	33,133,669

ITC Holdings Corp.
6.050% due 1/31/2018 (e)	3,746,000	3,845,220

Jabil Circuit, Inc.
8.250% due 3/15/2018	39,316,000	41,085,220

Johnson Controls Int’l. plc
3.750% due 1/15/2018	60,000	60,599

JPMorgan Chase & Co.
7.900% due 4/30/2018 (b) (d)	36,491,000	37,870,360

KeyBank N.A.
5.700% due 11/1/2017	1,294,000	1,314,641

Kinder Morgan Energy
Partners, L.P.
5.950% due 2/15/2018	640,000	657,699

Kinder Morgan Inc.
7.000% due 2/1/2018	22,316,000	23,049,304

Koninklijke Ahold Delhaize N.V.
6.500% due 6/15/2017	9,285,000	9,296,690

Kraft Heinz Foods Co.
2.250% due 6/5/2017	714,000	714,000
1.600% due 6/30/2017	770,000	770,050
6.125% due 8/23/2018 (e)	50,000	52,590

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2017

	Principal
	Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Kroger Co.
7.000% due 5/1/2018	$1,240,000	$1,300,353

Lincoln National Corp.
3.537% due 5/17/2066 (b)	25,985,000	24,036,125
3.196% due 4/20/2067 (b)	19,155,000	16,952,175

Mack-Cali Realty L.P.
2.500% due 12/15/2017	1,489,000	1,492,694

Manufacturers & Traders
Trust Co.
6.625% due 12/4/2017	19,665,000	20,153,420
2.259% due 12/28/2020 (b)	14,173,000	14,180,526
1.695% due 12/1/2021 (b)	1,002,000	984,465

Marriott Int’l., Inc.
6.750% due 5/15/2018	146,000	152,805

Martin Marietta Materials, Inc.
6.600% due 4/15/2018	12,355,000	12,842,961

Masco Corp.
6.625% due 4/15/2018	13,953,000	14,499,944

Mattel, Inc.
1.700% due 3/15/2018	2,208,000	2,207,739

MBIA Inc.
6.400% due 8/15/2022	75,017,000	75,017,000

Medco Health Solutions, Inc.
7.125% due 3/15/2018	718,000	748,152

Merrill Lynch & Co.
6.400% due 8/28/2017	2,898,000	2,931,530

MetLife, Inc.
1.903% due 12/15/2017 (c)	1,157,000	1,159,567

Midcontinent Express Pipeline
LLC
6.700% due 9/15/2019 (e)	22,665,000	24,166,556

Monsanto Co.
1.150% due 6/30/2017	486,000	485,576

Morgan Stanley
6.250% due 8/28/2017	2,823,000	2,854,550
3.850% due 9/1/2017	20,000	19,978
1.875% due 1/5/2018	5,000,000	5,007,460
6.625% due 4/1/2018	16,633,000	17,293,297
4.738% due 4/1/2021 (b)	130,000	134,713
4.738% due 6/9/2023 (b)	100,000	100,630

MPT Operating Partnership, L.P.
6.375% due 2/15/2022	24,682,000	25,515,017

Mylan Inc.
2.600% due 6/24/2018	1,000,000	1,006,950

Mylan N.V.
3.000% due 12/15/2018	265,000	268,735

National City Bank of
Cleveland OH
5.800% due 6/7/2017	4,207,000	4,208,069

National Retail Properties Inc.
6.875% due 10/15/2017	1,661,000	1,691,803

NetApp, Inc.
2.000% due 12/15/2017	7,708,000	7,720,657

NiSource Finance Corp.
6.400% due 3/15/2018	165,000	170,856

Noble Drilling Corp.
7.500% due 3/15/2019	19,381,000	20,253,145

Noble Energy, Inc.
5.625% due 5/1/2021	25,280,000	26,006,800

Noble Holding Int’l. Ltd.
4.900% due 8/1/2020	667,000	640,320
4.625% due 3/1/2021	7,949,000	7,154,100

Northern Indiana Public
Service Co.
7.590% due 6/12/2017	187,000	187,163

Nucor Corp.
5.750% due 12/1/2017	2,871,000	2,927,533

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2017

	Principal
	Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Pacific Gas & Electric Co.
8.250% due 10/15/2018	$7,960,000	$8,655,322

Packaging Corp. of America
6.500% due 3/15/2018	46,000	47,549

PBF Holding Co. LLC / PBF
Finance Corp.
8.250% due 2/15/2020	24,822,000	25,417,728

Pemex Project Funding
Master Trust
5.750% due 3/1/2018	10,492,000	10,770,038
9.250% due 3/30/2018 (c)	99,000	104,031

Pennsylvania Electric Co.
6.050% due 9/1/2017	4,312,000	4,355,952

Pitney Bowes Inc.
5.750% due 9/15/2017	2,225,500	2,253,225
5.600% due 3/15/2018	1,610,000	1,655,943
4.750% due 5/15/2018	30,000	30,766

Platinum Underwriters
Finance, Inc.
7.500% due 6/1/2017	1,740,000	1,740,000

PNC Bank, N.A.
4.875% due 9/21/2017	3,499,000	3,533,101
6.000% due 12/7/2017	2,015,000	2,058,069
6.875% due 4/1/2018	11,150,000	11,623,563

Protective Life Corp.
6.400% due 1/15/2018	848,000	871,397

Regency Energy Partners LP
6.500% due 7/15/2021	45,484,000	46,791,665

Regions Bank
7.500% due 5/15/2018	2,400,000	2,526,312
2.250% due 9/14/2018	1,725,000	1,730,958

Reinsurance Group of
America, Inc.
3.796% due 12/15/2065 (b)	32,993,000	31,260,867

RPM Int’l., Inc.
6.500% due 2/15/2018	126,000	130,309

Ryder System, Inc.
3.500% due 6/1/2017	535,000	535,000

Seagate HDD Cayman
3.750% due 11/15/2018	2,600,000	2,668,250

Select Income REIT
2.850% due 2/1/2018	24,891,000	25,025,660

Seminole Indian
Tribe of Florida
8.030% due 10/1/2020 (e)	23,900,000	24,378,000

SESI LLC
6.375% due 5/1/2019	22,231,000	21,897,535
7.125% due 12/15/2021	38,264,000	38,168,340

SLM Corp.
5.500% due 3/15/2019	800,000	784,506
6.000% due 3/15/2019 (c)	140,000	138,442
6.600% due 3/15/2019 (c)	395,000	394,618
5.190% due 4/24/2019	529,000	526,355
6.250% due 9/15/2020 (c)	172,000	168,288
6.750% due 12/15/2020 (c)	306,000	302,943
6.750% due 12/15/2020 (c)	95,000	94,051
8.000% due 12/15/2020 (c)	71,000	71,045
6.000% due 6/15/2021	261,000	250,015
6.150% due 6/15/2021	146,000	140,453
7.250% due 1/25/2022	602,000	646,398

Smithfield Foods, Inc.
7.750% due 7/1/2017	6,565,000	6,589,590

StanCorp Financial Group, Inc.
6.900% due 6/1/2067 (b)	38,809,000	35,898,325

Standard Chartered PLC
1.500% due 9/8/2017 (e)	1,300,000	1,299,073
4.000% due 7/12/2022 (b) (e)	27,573,000	27,630,903

State Street Corp.
4.956% due 3/15/2018 (c)	720,000	737,927

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2017

	Principal
	Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Symantec Corp.
2.750% due 6/15/2017	$1,608,000	$1,608,347

Synchrony Financial
1.875% due 8/15/2017	492,000	492,137

Tech Data Corp.
3.750% due 9/21/2017	6,091,000	6,121,814

TechnipFMC PLC
2.000% due 10/1/2017 (e)	11,563,000	11,561,832

Total System Services, Inc.
2.375% due 6/1/2018	3,693,000	3,708,396

Tyco Electronics Group S.A.
6.550% due 10/1/2017	7,851,000	7,977,990

UBS AG, Stamford Branch
7.375% due 6/15/2017	342,000	342,531

United Technologies Corp.
1.800% due 6/1/2017	380,000	380,000

UPM-Kymmene Oyj
5.500% due 1/30/2018 (e)	3,000,000	3,066,354

Vulcan Materials Co.
7.000% due 6/15/2018	17,765,000	18,696,028

Walgreens Boots Alliance, Inc.
1.750% due 11/17/2017	10,065,000	10,077,269

Watson Pharmaceuticals, Inc.
1.875% due 10/1/2017	13,528,000	13,534,980

Wells Fargo & Co.
5.625% due 12/11/2017	2,016,000	2,058,782
7.980% due 3/15/2018 (b) (d)	36,006,000	37,392,231

Western Power Distribution
7.250% due 12/15/2017 (e)	2,580,000	2,649,384

Western Union Co.
2.875% due 12/10/2017	6,066,000	6,105,732

Westvaco Corp.
7.500% due 6/15/2027	427,000	449,744

Wyndham Worldwide Corp.
5.750% due 2/1/2018	2,057,000	2,100,141
2.500% due 3/1/2018	2,042,000	2,053,429

XL Group PLC
3.616% due 7/4/2017 (b) (d)	85,311,000	75,286,957

Zimmer Biomet Holdings, Inc.
2.000% due 4/1/2018	11,312,000	11,329,262

Zoetis Inc.
1.875% due 2/1/2018	4,650,000	4,652,739

Total Corporate Bonds		2,044,119,522

Federal Agency Mortgage-Backed
Securities - 0.0%
Freddie Mac
6.500% due 12/1/2018,
Series C9-0241	6,525	6,695

Ginnie Mae
7.000% due 5/15/2033,
Series 78-2071X	27,002	31,930

Total Federal Agency Mortgage-
Backed Securities		38,625

Taxable Municipal Bonds - 2.5%
Casino Reinvestment
Development Authority NJ
5.340% due 6/1/2020	8,060,000	8,239,254

City of Miami FL
6.750% due 12/1/2018	995,000	1,042,481

City of Newark NJ
5.603% due 4/1/2018	240,000	245,374

City of Portland OR South Park
Blocks Urban Renewal &
Redevelopment
6.031% due 6/15/2018	56,597	57,787

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2017

	Principal
	Amount	Value
BONDS (continued)

Taxable Municipal Bonds (continued)
County of Cuyahoga OH
5.000% due 12/1/2019	$20,000	$20,627

County of Reeves TX Certs. of
Participation
5.000% due 12/1/2017	35,000	34,264
6.250% due 12/1/2017	37,424	36,636
7.400% due 12/1/2017	200,000	195,784
5.625% due 12/1/2018	125,000	119,440
6.500% due 12/1/2018	225,000	214,985
7.500% due 12/1/2018	35,000	33,444
6.750% due 12/1/2019	1,320,000	1,242,318
6.125% due 12/1/2020	680,000	625,981
6.875% due 12/1/2020	370,000	340,585
6.375% due 12/1/2021	45,000	40,710
7.000% due 12/1/2021	500,000	452,310
7.700% due 12/1/2021	3,340,000	3,023,201

District of Columbia Revenue
5.375% due 10/1/2018	1,455,000	1,463,468

Eastern Illinois University
5.250% due 4/1/2018	775,000	790,461
5.450% due 4/1/2019	515,000	538,010
5.600% due 4/1/2020	585,000	609,237
5.700% due 4/1/2021	125,000	130,180

Fannin County TX Public
Facility Corp.
4.600% due 10/1/2017	740,000	709,660
5.200% due 10/1/2019	515,000	458,360
5.650% due 10/1/2021	825,000	716,174

Florida State Mid-Bay
Bridge Authority
3.784% due 10/1/2021	4,325,000	4,399,952

Garza County TX Public
Facility Corp.
6.200% due 10/1/2020	1,615,000	1,429,049

Guam Gov’t. Business Privilege
Tax Revenue
4.383% due 1/1/2022	1,435,000	1,434,053

Guam Gov’t. Waterworks
Authority
2.516% due 7/1/2017	210,000	209,960
3.061% due 7/1/2018	255,000	255,592

Kentucky Economic
Development Finance
Authority
7.000% due 12/1/2021	255,000	255,436

Kentucky Public Transportation
Infrastructure Authority
3.220% due 7/1/2017	1,670,000	1,672,088

Lancaster PA Parking Authority
5.760% due 12/1/2017	490,000	500,937

LL & P Wind Energy, Inc. WA
5.733% due 12/1/2017 (e)	180,000	180,310
5.983% due 12/1/2022 (e)	8,595,000	8,756,500

Memphis TN Health
Educational & Housing
Facility Board
4.500% due 3/1/2018	35,000	34,953

New Jersey Economic
Development Authority
5.000% due 6/15/2017 (e)	100,000	100,041

New Jersey Sports & Exposition
Authority
6.076% due 3/1/2023	485,000	531,099

Pontotoc County OK
Educational Facilities
Authority
4.119% due 9/1/2023	290,000	300,188

Public Finance Authority WI
Student Housing Revenue
4.500% due 7/1/2021	1,730,000	1,717,509

Puerto Rico Commonwealth
Gov’t. Development Bank
4.704% due 12/31/2017 (f)	24,080,000	8,428,000

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2017

	Principal
	Amount	Value
BONDS (continued)

Taxable Municipal Bonds (continued)
Rockford IL Park District
3.000% due 12/15/2017	$350,000	$350,833

San Luis AZ Facility
Development Corp.
5.050% due 5/1/2018	780,000	736,850
5.350% due 5/1/2019	1,240,000	1,151,985
5.600% due 5/1/2020	670,000	615,489
5.700% due 5/1/2020	850,000	780,836
5.800% due 5/1/2021	1,055,000	942,505
5.900% due 5/1/2021	980,000	875,493
6.100% due 5/1/2022	1,030,000	900,436
6.200% due 5/1/2022	1,035,000	904,787

Summit County OH
Development Finance
Authority
6.250% due 5/15/2026	630,000	649,946

Village of Tinley Park IL
General Obligation
3.500% due 12/1/2017	200,000	201,518

West Texas Detention
Facility Corp.
4.400% due 11/1/2017	1,195,000	1,145,348
4.700% due 11/1/2018	920,000	821,275

Willacy County TX Public
Facility Corp.
6.000% due 12/1/2017	390,000	367,524
5.600% due 12/1/2018	420,000	376,274

	Total Taxable Municipal Bonds	62,407,497

Tax-Exempt Municipal Bonds - 0.3%
Casino Reinvestment
	Development Authority NJ
5.250% due 6/1/2019	5,000,000	5,017,750

Puerto Rico Commonwealth
5.500% due 7/1/2018	100,000	103,910
5.500% due 7/1/2019	130,000	138,777

Puerto Rico Electric Power
Authority
5.000% due 7/1/2019	770,000	789,489

Puerto Rico Highways &
Transportation Authority
4.125% due 7/1/2019	120,000	120,233

Puerto Rico Municipal Finance
Agency
5.250% due 8/1/2019	100,000	102,587

Virgin Islands Port Authority
5.000% due 9/1/2018	200,000	206,200

Total Tax-Exempt
Municipal Bonds		6,478,946

United States Government &
Agency Issues - 0.4%
U.S. Treasury Bonds
0.500% due 7/31/2017	10,000,000	9,994,510

Total United States Government
& Agency Issues		9,994,510

TOTAL BONDS (COST
$2,544,393,520)		2,490,793,609

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2017

	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS - 2.4%

Money Market Funds - 0.0%
Fidelity Inst’l. Government
Portfolio Class I, 0.652% (a)	115,559	$115,559

Total Money Market Funds		115,559

United States Government &
Agency Issues - 2.4%
U.S. Treasury Bills
0.603% due 6/1/2017 (b)	$21,200,000	21,200,000
0.723% due 7/6/2017 (b)	5,000,000	4,996,413
0.808% due 7/13/2017 (b)	10,000,000	9,991,215
0.848% due 7/20/2017 (b)	10,000,000	9,988,866
0.889% due 8/3/2017 (b)	15,000,000	14,976,165

Total United States Government
& Agency Issues		61,152,659

TOTAL SHORT-TERM
INVESTMENTS
(COST $61,270,493)		61,268,218

TOTAL INVESTMENTS - 100.3%
(COST $2,605,664,013)		2,552,061,827

NET OTHER ASSETS AND
LIABILITIES - (0.3%)		(6,679,325)

NET ASSETS - 100.0%		$2,545,382,502

(a)	Represents the 7-day yield at May 31, 2017.
(b)	Rate shown represents the current coupon rate at May 31, 2017.
(c)	Security is a “step-up” bond where the coupon increases or steps up at a predetermined date.
(d)	Perpetual maturity; date shown represents next contractual call date.
(e)	Security subject to restrictions on resale under federal securities laws and which therefore may only be resold upon registration under the Securities Act of 1933, as amended, or in transactions exempt from registration, including sales to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. It has been deemed liquid under guidance approved by the Board.
(f)	Security is currently in default. When a bond is in default its scheduled interest and/or principal payments are not currently being paid.

A.G.:	Aktiengesellschaft is the German term for a public limited liability corporation.
FSB	Federal Savings Bank
N.V.:	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
OYJ:	Julkinen osakeyhtiö is the Finnish term for a public limited company.
PLC:	Public Limited Company
REIT:	Real Estate Investment Trust
S.A.:	Generally designates corporations in various countries, mostly those employing the civil law.
SCS:	Société en commandite simple is the Luxembourg equivalent of a limited partnership.
SRL:	Società a Responsabilità Limitata is the Italian term for a public limited company.

See Notes to Financial Statements.

FUND EXPENSE EXAMPLES (Unaudited)
May 31, 2017

Example

A Fund shareholder may incur two types of costs: (1) transaction costs such as redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2016 to May 31, 2017.

Actual Expenses

The first line of the table below under each Fund provides information about actual account values and actual expenses for such Fund. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below under each Fund provides information about hypothetical account values and hypothetical expenses based on such Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning	Ending
	Expense Ratio	Account Value	Account Value	Expenses Paid During
Six-Month Period Ended May 31, 2017	for the Period	12/01/16	05/31/17	Period*
Thompson LargeCap Fund
Actual	1.10%	$1,000.00	$1,053.42	$5.63
Hypothetical (5% return before expenses)	1.10%	$1,000.00	$1,019.52	$5.54
Thompson MidCap Fund
Actual	1.20%	$1,000.00	$1,068.32	$6.19
Hypothetical (5% return before expenses)	1.20%	$1,000.00	$1,019.02	$6.04
Thompson Bond Fund
Actual	0.72%	$1,000.00	$1,038.41	$3.66
Hypothetical (5% return before expenses)	0.72%	$1,000.00	$1,021.41	$3.63

*	Expenses are equal to the annualized [net] expense ratio for each Fund, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

For more information, please refer to the Funds’ Prospectus.

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
May 31, 2017 (In thousands, except per share amounts)

	LARGECAP	MIDCAP	BOND
	FUND	FUND	FUND
ASSETS
Total investments in securities, at value (Cost $126,509, $40,433 and
$2,605,664 respectively)	$122,004	$47,293	$2,552,062
Cash	–	–	2,018
Due from sale of securities	158	40	4,802
Receivable from fund shares sold	22	13	7,847
Dividends and interest receivable	264	52	30,870
Prepaid expenses	16	15	78
Total Assets	122,464	47,413	2,597,677
LIABILITIES
Due on purchase of securities	–	108	47,951
Payable for fund shares redeemed	406	2	2,862
Accrued expenses payable	19	15	77
Accrued directors expense payable	–	–	2
Due to Advisor	98	38	1,402
Total Liabilities	523	163	52,294
NET ASSETS	$121,941	$47,250	$2,545,383
Net Assets consist of:
Capital stock ($.001 par value)	$138,180	$39,080	$2,699,428
Undistributed net investment income (loss)	350	(2)	19,616
Accumulated net realized gain (loss) on investments	(12,084)	1,312	(120,059)
Net unrealized appreciation (depreciation) on investments	(4,505)	6,860	(53,602)
Net Assets	$121,941	$47,250	$2,545,383
Shares of capital stock outstanding (unlimited shares authorized)	2,019	3,678	221,613
Offering and redemption price/Net asset value per share	$60.39 (a)	$12.85	$11.49

(a) Does not recalculate due to rounding.

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS (Unaudited)
Six-Month Period Ended May 31, 2017 (In thousands)

	LARGECAP	MIDCAP	BOND
	FUND	FUND	FUND
Investment income
Dividends (a)	$1,093	$275	$–
Interest	–	–	46,128
Total investment income	1,093	275	46,128
Expenses
Investment advisory fees	569	231	6,919
Shareholder servicing costs	40	15	533
Administrative & accounting services fees	60	31	333
Custody fees	7	4	98
Directors fees	14	12	74
Federal & state registration	17	16	51
Professional fees	20	20	42
Other expenses	12	5	213
Total expenses	739	334	8,263
Less expenses reimbursed by Advisor	(74)	(57)	–
Net expenses	665	277	8,263
Net investment income (loss)	428	(2)	37,865
Net realized gain on investments	11,445	1,427	2,875
Net unrealized appreciation (depreciation) on investments	(5,007)	1,834	51,248
Net gain on investments	6,438	3,261	54,123
Net increase in net assets resulting from operations	$6,866	$3,259	$91,988

(a) Net of foreign withholding taxes	$9	$1	$–

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
(In thousands)

	LARGECAP		MIDCAP		BOND
	FUND		FUND		FUND
	Six-Month		Six-Month		Six-Month
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	May 31, 2017	November 30,	May 31, 2017	November 30,	May 31, 2017	November 30,
	(Unaudited)	2016	(Unaudited)	2016	(Unaudited)	2016
Operations
Net investment income (loss)	$428	$964	$(2)	$23	$37,865	$86,995
Net realized gain (loss)
on investments	11,445	8,692	1,427	2,038	2,875	(100,179)
Net unrealized appreciation
(depreciation) on investments	(5,007)	4,959	1,834	3,310	51,248	124,391
Net increase in net assets resulting
from operations	6,866	14,615	3,259	5,371	91,988	111,207
Distributions to Shareholders
Distributions from net
investment income	(930)	(773)	(23)	(4)	(38,056)	(100,995)
Distributions from net realized gains
on securities transactions	–	–	(2,027)	(3,145)	–	–
Total distributions to shareholders	(930)	(773)	(2,050)	(3,149)	(38,056)	(100,995)

Fund Share Transactions
(See Note 4)	(1,516)	(8,233)	2,196	3,273	470,916	(734,159)

Total Increase (Decrease)
in Net Assets	4,420	5,609	3,405	5,495	524,848	(723,947)

Net Assets
Beginning of period	117,521	111,912	43,845	38,350	2,020,535	2,744,482
End of period	$121,941	$117,521	$47,250	$43,845	$2,545,383	$2,020,535
Undistributed net investment
income (loss) included in net
assets at end of period	$350	$852	$(2)	$23	$19,616	$19,386

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)
May 31, 2017

NOTE 1 - ORGANIZATION

Thompson IM Funds, Inc. (the “Company”) is a Wisconsin corporation registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company.

The Company consists of separate mutual funds series (each, a “Fund,” and collectively, the “Funds”): Thompson LargeCap Fund (the “LargeCap Fund”), Thompson MidCap Fund (the “MidCap Fund”) and Thompson Bond Fund (the “Bond Fund”). The assets and liabilities of each Fund are segregated and a shareholder’s interest is limited to the Fund in which the shareholder owns shares. The objectives and strategies of each Fund are described in the Funds’ Prospectus.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services — Investment Companies.

VALUATION POLICY AND PROCEDURES - The Funds’ Board of Directors (the “Funds’ Board”) has adopted methods for valuing securities set forth in the Funds’ Pricing Policies and Procedures, including circumstances in which market quotes are not readily available or deemed to be unreliable, and has delegated authority to the Advisor to apply those methods in making fair value determinations, subject to oversight by the Funds’ Board. The Advisor has established a valuation committee that, along with other Advisor employees, administers, implements, and oversees the fair valuation process and makes fair value decisions. The valuation committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services; considers circumstances in the markets which may require it to make or adjust valuation determinations; and reviews previous valuation determinations. The valuation committee reports on its activities and any changes to the fair valuation guidelines to the Funds’ Board.

SECURITY VALUATION - Each Fund’s equity securities including common stocks, ADRs and REITs are valued at their market prices (generally the last reported sales price on the exchange where the securities are primarily traded or, for Nasdaq-listed securities, at their Nasdaq Official Closing Prices). Exchange traded options are valued at the last reported sale price on an exchange on which the option is traded. If no sales are reported on a particular day, the mean between the highest bid and lowest asked quotations at the close of the exchanges will generally be used. Investments in money market mutual funds are generally priced at the ending net asset value provided by the service agent of the funds.

Fixed-income securities such as corporate bonds, asset-backed securities, mortgage-backed securities, U.S. government and agency securities, and municipal bonds are typically valued based on valuations published by an independent pricing service, which uses various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Factors considered by pricing services include market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads and fundamental analytical data relating to the issuer. Short-term investments in fixed-income securities (those with remaining maturities of 60 days or less) are generally valued on an amortized cost basis.

Where market quotations are not readily available or are unreliable, a value is determined in good faith pursuant to procedures established by the Funds’ Board. When determining the value of a security, consideration is given to the facts and circumstances relevant to the particular situation, which includes factors such as fundamental analytical data relating to the investment, which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, nature and duration of any restrictions on disposition of the security and an evaluation of forces that influence the market in which the securities are purchased or sold. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security.

VALUATION MEASUREMENTS – In accordance with generally accepted accounting principles in the United States of America (“GAAP”), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2017

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. The Fund considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The determination of what constitutes “observable” requires significant judgment by the Fund. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Fund’s perceived risk of that instrument. Investments whose values are based on quoted market prices in active markets, and which are therefore classified as level-1 securities, include active listed equities and certain U.S. government obligations.

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs, are classified as level-2 securities. These include certain U.S. government obligations, most government agency securities, investment-grade corporate bonds, sovereign bonds, municipal bonds, and less liquid listed equities. Level-2 investments include positions that are not traded in active markets.

Investments classified as level-3 securities have significant unobservable inputs, as they trade infrequently or not at all. Level-3 instruments include private-placement and less liquid corporate and municipal debt securities. When observable prices are not available for these securities, the Fund uses one or more valuation techniques (e.g., the market approach, the income approach, or the cost approach) for which sufficient and reliable data is available. Within level 3, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors. The inputs used by the Fund in estimating the value of level-3 investments include the original transaction price and recent transactions in the same or similar instruments.

The following is a summary of the inputs used to value the Funds’ investments as of May 31, 2017:

	LargeCap Fund
Assets	Level 1	Level 2	Level 3	Total
Investment Securities:
Common stocks	$121,999,160	$–	$–	$121,999,160
Short-term investments	5,083	–	–	5,083
Total Assets	$122,004,243	$–	$–	$122,004,243

	MidCap Fund
Assets	Level 1	Level 2	Level 3	Total
Investment Securities:
Common stocks	$47,029,567	$–	$–	$47,029,567
Short-term investments	263,825	–	–	263,825
Total Assets	$47,293,392	$–	$–	$47,293,392

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2017

	Bond Fund
Assets	Level 1	Level 2	Level 3	Total
Investment Securities:
Bonds	$–	$2,490,793,609	$–	$2,490,793,609
Short-term investments	115,559	61,152,659	–	61,268,218
Total Assets	$115,559	$2,551,946,268	$–	$2,552,061,827

There were no transfers between level-1 and level-2 securities and the Funds did not invest in any level-3 investments as of and during the six-month period ended May 31, 2017. It is the Funds’ policy to record transfers at the end of the reporting period. Refer to each Fund’s Schedule of Investments for additional information regarding security types and industry classifications.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Investment securities transactions are accounted for on the trade date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method for both book and tax purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable, and have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The ability of the issuers of the debt securities held by the Funds to meet their obligations may be affected by economic developments in a specific industry, state, or region. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

OPTIONS - Each Fund may enter into options transactions for hedging purposes and will not use these instruments for speculation. Each Fund may use options to hedge against anticipated declines in the market value of portfolio securities and increases in the market value of securities it intends to purchase and protect against exposure to interest rate changes. Each Fund may also use options to enhance total return or invest in eligible asset classes with greater efficiency and lower cost than is believed to be possible through direct investment. The use of options for hedging purposes involves certain risks and may result in a loss if changes in the value of the option move in a direction different than anticipated, rendering the hedging strategy unsuccessful.

Each Fund may write covered call/put options for which premiums received are recorded as liabilities and are subsequently adjusted to the current fair value of the options written. Premiums received from writing options that expire unexercised are treated as realized gains. Premiums received from writing options which are either exercised or closed are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses.

SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED-DELIVERY BASIS - Each Fund may purchase securities on a when-issued or delayed-delivery basis. When-issued securities are securities purchased with delivery to occur at a later date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes a commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. Each Fund designates and maintains cash and marketable securities at least equal in value to commitments for when-issued securities.

VARIABLE-RATE DEMAND NOTES - The Funds invest in short-term variable-rate demand notes, which are unsecured instruments. The Funds may be susceptible to credit risk with respect to these instruments to the extent the issuer defaults on its payment obligation.

PERMANENT BOOK AND TAX DIFFERENCES - Generally accepted accounting principles require that permanent financial reporting and tax differences relating to shareholder distributions be reclassified in the capital accounts.

EXPENSES - Each Fund is charged for those expenses that are directly attributed to it. Expenses that are not readily identifiable to a specific Fund are generally allocated among the Funds in proportion to the relative sizes of the Funds.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2017

USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

DISTRIBUTIONS TO SHAREHOLDERS - Distributions to shareholders from net investment income and realized gains on securities for the LargeCap Fund and MidCap Fund normally are declared at least annually. Bond Fund distributions to shareholders from net investment income normally are declared on a quarterly basis, and distributions to shareholders from realized gains on securities normally are declared at least annually. Distributions are recorded on the ex-dividend date.

FEDERAL INCOME TAXES - No provision has been made for federal income taxes since the Funds have elected to be taxed as regulated investment companies and intend to distribute substantially all income to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.

LINE OF CREDIT - The Funds have established an unsecured line of credit (“LOC”) with U.S. Bank N.A. which expires November 10, 2017, used primarily to finance redemption payments. Each individual Fund’s borrowing under the LOC is limited to 5% of the value of that Fund’s net assets, 33.33% of the value of the Fund’s investments, or any explicit borrowing limits imposed by the LOC, whatever is less. Interest is charged at the prime rate, which was 4.0% as of May 31, 2017. As of May 31, 2017, the limits established are: LargeCap Fund - $5,500,000, MidCap Fund - $2,000,000 and Bond Fund - $97,750,000. All terms and borrowing limits imposed by the LOC are subject to review and approval by the Funds’ Board. The LOC was drawn upon during the period; however, as of May 31, 2017, there were no borrowings by the funds outstanding under the LOC. The following table shows the average balance, average interest rate, interest expense, and maximum borrowings incurred by the Funds on the LOC for the six-month period ended May 31, 2017.

					Date of
	Average	Average	Interest	Maximum	Maximum
	Balance	Interest Rate	Expense	Borrowing	Borrowing
LargeCap Fund	$40,500	3.84%	$776	$517,000	5/24/2017
MidCap Fund	$39,110	3.80%	$741	$823,000	1/26/2017
Bond Fund	$–	–	$–	$–	–

GUARANTEES AND INDEMNIFICATIONS - Under the Funds’ organizational documents, each Director, officer, employee or other agent of the Funds (including the Funds’ investment advisor) is indemnified, to the extent permitted by the 1940 Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.

ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES - As of and during the six-month period ended May 31, 2017, the Funds did not have a liability for unrecognized tax benefits in the accompanying financial statements. Also, the Funds recognized no interest or penalties related to unrecognized tax benefits during the same period. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

SUBSEQUENT EVENTS - The Funds have evaluated subsequent events through the issuance of the Funds’ financial statements. See note 6. Other than as described in note 6, there were no subsequent events which were deemed to have an impact on the Funds’ financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2017

NOTE 3 - INVESTMENT ADVISORY AND ADMINISTRATIVE AND ACCOUNTING SERVICES AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Investment Advisory Agreement pursuant to which Thompson Investment Management, Inc. (“TIM” or “Advisor”) is retained by the Funds provides for monthly compensation to TIM computed on average daily net assets at the following annual rates:

	First	Over
	$50 Million	$50 Million
LargeCap Fund	1.00%	0.90%
MidCap Fund	1.00%	0.90%
Bond Fund	0.65%	0.60%

The Advisor is contractually bound to waive management fees and/or reimburse expenses incurred by the Funds through March 31, 2018, so that the annual operating expenses of the Funds do not exceed the following percentages of their respective average daily net assets: LargeCap Fund - 1.10%, MidCap Fund - 1.20% and Bond Fund - 0.80%. For the six-month period ended May 31, 2017, the Advisor reimbursed expenses incurred by the LargeCap Fund and the MidCap Fund in the amounts of $73,696 and $56,673, respectively. The Funds are not obligated to reimburse the Advisor for any fees or expenses waived in previous fiscal years.

As of May 31, 2017, an affiliated shareholder held 11.79% of the MidCap Fund’s outstanding shares. Transactions by the shareholder may have a material impact on the Fund.

Pursuant to an Administrative and Accounting Services Agreement, TIM maintains the Funds’ financial records in accordance with the 1940 Act, prepares all necessary financial statements of the Funds and calculates the net asset value per share of the Funds on a daily basis. As compensation for its services, each Fund pays TIM a fee computed daily and payable monthly at the annual rate of 0.15% of average daily net assets up to $30 million, 0.10% of the next $70 million of average daily net assets and 0.025% of average daily net assets in excess of $100 million, with an annual minimum fee of $30,000 per Fund. The calculations of daily net asset value are subcontracted to U.S. Bancorp Fund Services, resulting in fees paid by TIM for the six-month period ended May 31, 2017, in the following amounts:

Administrative &
Accounting Fees Paid
LargeCap Fund	$19,837
MidCap Fund	$17,686
Bond Fund	$124,547

The Funds reimburse the Advisor for a portion of amounts paid by the Advisor out of the Advisor’s own resources under various shareholder, account maintenance, networking and other services provided to the Funds by broker-dealers and other intermediaries. The amount reimbursed by the Funds is equal to (1) for those accounts maintained through a shareholder servicing arrangement, an annual rate of no more than 0.10% of the average daily net assets of the omnibus accounts in the Funds for which all broker-dealers and other intermediaries, in the aggregate, are responsible, and (2) for those accounts maintained through a networking arrangement, no more than $6 per year per account in the Funds for which the broker-dealers and other intermediaries are responsible; provided however, in all cases only one of these fees shall be applicable to the assets in an account. This amount has been determined by the Funds’ Board to approximate (or not to exceed) the transfer agency fees that would otherwise have been payable by the Funds if such broker-dealers and intermediaries did not maintain these accounts. Such amounts are recorded within Shareholder servicing costs on each Fund’s Statement of Operations. For the six-month period ended May 31, 2017, the amounts reimbursed by the Funds to the Advisor were:

Intermediary
Fees Reimbursed
LargeCap Fund	$10,006
MidCap Fund	$1,727
Bond Fund	$337,324

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2017

NOTE 4 - FUND SHARE TRANSACTIONS (in thousands)
Transactions in shares of the Funds were as follows:

	Six-Month Period Ended		Year Ended
	May 31, 2017 (Unaudited)		November 30, 2016
	Shares	Dollars	Shares	Dollars
LargeCap Fund
Shares sold	63	$3,738	77	$3,783
Shares issued in reinvestment of dividends	16	905	16	753
Shares issued in reinvestment of realized gains	–	–	–	–
Shares redeemed	(104)	(6,159)	(255)	(12,769)
Net decrease	(25)	$(1,516)	(162)	$(8,233)

MidCap Fund
Shares sold	231	$2,895	354	$3,786
Shares issued in reinvestment of dividends	2	22	–	4
Shares issued in reinvestment of realized gains	163	2,007	296	3,078
Shares redeemed	(217)	(2,728)	(330)	(3,595)
Net increase	179	$2,196	320	$3,273

Bond Fund
Shares sold	65,711	$745,655	37,341	$410,292
Shares issued in reinvestment of dividends	3,183	35,758	9,050	97,414
Shares issued in reinvestment of realized gains	–	–	–	–
Shares redeemed	(27,368)	(310,497)	(116,186)	(1,241,865)
Net increase (decrease)	41,526	$470,916	(69,795)	$(734,159)

NOTE 5 - PURCHASE AND SALE OF SECURITIES
Investment transactions for the six-month period ended May 31, 2017 were as follows:

	Securities other than U.S.
	Government and Short-term
	Investments		U.S. Government Securities
	Purchases	Sales	Purchases	Sales
LargeCap Fund	$46,736,992	$48,544,823	$–	$–
MidCap Fund	$7,142,162	$7,141,881	$–	$–
Bond Fund	$392,570,730	$256,248,128	$377,947,581	$337,904,075

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2017

NOTE 6 – INCOME TAX INFORMATION
At May 31, 2017, the investment cost and aggregate unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

	LargeCap Fund	MidCap Fund	Bond Fund
Federal tax cost	$126,510,710	$40,634,519	$2,605,777,594
Unrealized appreciation	$7,409,733	$11,396,490	$8,992,263
Unrealized depreciation	(11,916,200)	(4,737,617)	(62,708,030)
Net unrealized appreciation (depreciation)	$(4,506,467)	$6,658,873	$(53,715,767)

The tax basis of investments for tax and financial reporting purposes differ principally due to wash sales.

The tax components of distributions paid during the six-month period ended May 31, 2017 and the fiscal year ended November 30, 2016 are as follows:

	LargeCap Fund	MidCap Fund	Bond Fund
Six-month period ended May 31, 2017 (Unaudited)
Distributions paid from:
Ordinary income distributions	$929,915	$363,026	$38,056,001
Long-term capital gains distributions	–	1,687,109	–
Total distributions paid	$929,915	$2,050,135	$38,056,001

Fiscal year ended November 30, 2016
Distributions paid from:
Ordinary income distributions	$773,384	$160,710	$100,994,642
Long-term capital gains distributions	–	2,988,206	–
Total distributions paid	$773,384	$3,148,916	$100,994,642

The tax basis post-October losses as of November 30, 2016 and capital loss carryforward as of November 30, 2016, which are not being recognized for tax purposes until the first day of the following fiscal year, are as follows:

	LargeCap Fund	MidCap Fund	Bond Fund
Post-October losses	$–	$–	$202,665
Net capital loss carryforward
Subject to expiration
November 30, 2017	$23,515,595	$–	$–
Not subject to expiration
Short-term	–	–	17,788,426
Long-term	–	–	104,389,669
Total capital loss carryforward	$23,515,595	$–	$122,178,095

During the fiscal year ended November 30, 2016, the LargeCap Fund utilized capital loss carryforwards in the amount of $8,613,841.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2017

Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), capital losses incurred during taxable years after December 22, 2010 are carried forward indefinitely and retain the character of the original loss. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Modernization Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

The following distributions were declared on June 23, 2017, payable to shareholders on June 26, 2017 (Unaudited):

	LargeCap Fund	MidCap Fund	Bond Fund
Ordinary income distributions
Amount	$–	$–	$20,141,642
Per Share	$–	$–	$0.09

FINANCIAL HIGHLIGHTS

The following table presents information relating to a share of capital stock outstanding for the entire period.

	Six-Month
	Period Ended
	May 31, 2017		Year Ended November 30,
	(Unaudited)		2016	2015	2014	2013	2012
LARGECAP FUND

Net Asset Value, Beginning of Period	$57.48		$50.72	$53.40	$46.47	$34.27	$30.07
Income from Investment Operations
Net investment income	0.21		0.47	0.35	0.27	0.19	0.18
Net realized and unrealized gains (losses)
on investments	3.16		6.64	(2.75)	6.84	12.20	4.13
Total from Investment Operations	3.37		7.11	(2.40)	7.11	12.39	4.31
Less Distributions
Distributions from net investment income	(0.46)		(0.35)	(0.28)	(0.18)	(0.19)	(0.11)
Distributions from net realized gains	–		–	–	–	–	–
Total Distributions	(0.46)		(0.35)	(0.28)	(0.18)	(0.19)	(0.11)

Net Asset Value, End of Period	$60.39		$57.48	$50.72	$53.40	$46.47	$34.27

Total Return	5.89%	(a)	14.16%	(4.52% )	15.35%	36.33%	14.37%

Ratios/Supplemental Data
Net assets, end of period (millions)	$121.9		$117.5	$111.9	$128.6	$124.8	$99.6
Ratios to average net assets:
Ratio of expenses	1.10%	(b)	1.13%	1.15%	1.15%	1.21%	1.31%
Ratio of expenses without reimbursement	1.22%	(b)	1.25%	1.22%	1.23%	1.22%	1.31%
Ratio of net investment income	0.71%	(b)	0.90%	0.64%	0.54%	0.46%	0.47%
Ratio of net investment income
without reimbursement	0.59%	(b)	0.78%	0.57%	0.46%	0.45%	0.47%
Portfolio turnover rate	39%	(a)	32%	45%	27%	38%	30%

(a)	Calculated on a non-annualized basis.
(b)	Calculated on an annualized basis.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (Continued)

The following table presents information relating to a share of capital stock outstanding for the entire period.

	Six-Month
	Period Ended
	May 31, 2017		Year Ended November 30,
	(Unaudited)		2016	2015	2014		2013		2012
MIDCAP FUND

Net Asset Value, Beginning of Period	$12.53		$12.07	$14.04	$14.04		$11.28		$11.15
Income from Investment Operations
Net investment income (loss)	–	(a)	0.01	– (a)	–	(a)	–	(a)	–	(a)
Net realized and unrealized gains (losses)
on investments	0.91		1.45	(0.64)	1.47		3.71		1.38
Total from Investment Operations	0.91		1.46	(0.64)	1.47		3.71		1.38
Less Distributions
Distributions from net investment income	(0.01)		– (a)	–	–		–		–
Distributions from net realized gains	(0.58)		(1.00)	(1.33)	(1.47)		(0.95)		(1.25)
Total Distributions	(0.59)		(1.00)	(1.33)	(1.47)		(0.95)		(1.25)

Net Asset Value, End of Period	$12.85		$12.53	$12.07	$14.04		$14.04		$11.28

Total Return	7.43%	(b)	13.82%	(5.10% )	11.82%		35.65%		14.41%

Ratios/Supplemental Data
Net assets, end of period (millions)	$47.3		$43.8	$38.4	$41.3		$37.6		$24.6
Ratios to average net assets:
Ratio of expenses	1.20%	(c)	1.25%	1.30%	1.30%		1.30%		1.30%
Ratio of expenses without reimbursement	1.44%	(c)	1.50%	1.49%	1.54%		1.63%		1.83%
Ratio of net investment income (loss)	(0.01%	)(c)	0.06%	0.01%	(0.02%	)	(0.02%	)	(0.03%	)
Ratio of net investment loss
without reimbursement	(0.26%	)(c)	(0.19% )	(0.18% )	(0.27%	)	(0.35%	)	(0.56%	)
Portfolio turnover rate	16%	(b)	34%	27%	34%		47%		44%

(a)	Less than .005 per share.
(b)	Calculated on a non-annualized basis.
(c)	Calculated on an annualized basis.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (Continued)

The following table presents information relating to a share of capital stock outstanding for the entire period.

	Six-Month
	Period Ended
	May 31, 2017		Year Ended November 30,
	(Unaudited)		2016	2015	2014	2013	2012
BOND FUND

Net Asset Value, Beginning of Period	$11.22		$10.98	$11.69	$11.91	$11.95	$11.33
Income from Investment Operations
Net investment income	0.20		0.49	0.49	0.45	0.41	0.41
Net realized and unrealized gains (losses)
on investments	0.27		0.26	(0.72)	(0.19)	(0.03)	0.67 (a)
Total from Investment Operations	0.47		0.75	(0.23)	0.26	0.38	1.08
Less Distributions
Distributions from net investment income	(0.20)		(0.51)	(0.48)	(0.45)	(0.40)	(0.43)
Distributions from net realized gains	–		–	–	(0.03)	(0.02)	(0.03)
Total Distributions	(0.20)		(0.51)	(0.48)	(0.48)	(0.42)	(0.46)

Net Asset Value, End of Period	$11.49		$11.22	$10.98	$11.69	$11.91	$11.95

Total Return	4.20%	(b)	7.05%	(2.04% )	2.19%	3.24%	9.70%

Ratios/Supplemental Data
Net assets, end of period (millions)	$2,545.4		$2,020.5	$2,744.5	$3,724.0	$2,252.1	$1,292.3
Ratios to average net assets:
Ratio of expenses	0.72%	(c)	0.72%	0.71%	0.72%	0.74%	0.78%
Ratio of expenses without reimbursement	0.72%	(c)	0.72%	0.71%	0.72%	0.74%	0.78%
Ratio of net investment income	3.29%	(c)	4.16%	3.98%	4.04%	3.73%	3.90%
Ratio of net investment income
without reimbursement	3.29%	(c)	4.16%	3.98%	4.04%	3.73%	3.90%
Portfolio turnover rate	14%	(b)	20%	29%	21%	33%	16%

(a)	Realized and unrealized gains and losses per share are balancing amounts necessary to reconcile the change in net asset value per share in the period. It does not agree to the aggregate gains and losses in the Statement of Operations due to the fluctuation in share transactions.
(b)	Calculated on a non-annualized basis.
(c)	Calculated on an annualized basis.

See Notes to Financial Statements.

ADDITIONAL INFORMATION (Unaudited)

THOMPSON IM FUNDS, INC.

DIRECTORS	INVESTMENT ADVISOR
John W. Feldt - Chairman	Thompson Investment Management, Inc.
George E. Austin	918 Deming Way
Cornelia Boyle	Madison, Wisconsin 53717
Patricia Lipton
Jason L. Stephens	DISTRIBUTOR
John W. Thompson	Quasar Distributors, LLC
777 East Wisconsin Avenue
OFFICERS	Milwaukee, Wisconsin 53202
Jason L. Stephens, CFA
Chief Executive Officer
TRANSFER AGENT
John W. Thompson, CFA	U.S. Bancorp Fund Services, LLC
President	615 East Michigan Street
Milwaukee, Wisconsin 53202
James T. Evans, CFA
Vice President
INDEPENDENT REGISTERED
Penny M. Hubbard	PUBLIC ACCOUNTING FIRM
Chief Financial Officer and Treasurer	Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Nedra S. Pierce	Cleveland, OH 44115
Chief Compliance Officer

Lesley T. Bailey	LEGAL COUNSEL
Secretary	Quarles & Brady LLP
411 East Wisconsin Avenue
Sarah M. Baumgartner	Milwaukee, Wisconsin 53202
Assistant Secretary

The Statement of Additional Information contains additional information about the directors and officers of Thompson IM Funds, Inc. and is available without charge, upon request, by calling 1-800-999-0887.

Proxy Voting Policy

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds actually voted proxies during the most recent 12-month period ended June 30 are available without charge, upon request, by calling 1-800-999-0887, through the Funds’ website at www.thompsonim.com and on the SEC’s website at www.sec.gov.

Information About Portfolio Securities

The Funds file complete schedules of their portfolio holdings with the Securities and Exchange Commission for the Funds’ first and third quarters of its fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. You may also review and copy those documents by visiting the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Securities and Exchange Commission at 1-800-SEC-0330. The Funds’ Forms N-Q are also available without charge, upon request, by calling 1-800-999-0887.

Item 2. Code of Ethics.

Not required in Semi-Annual Reports on Form N-CSR.

Item 3. Audit Committee Financial Expert.

Not required in Semi-Annual Reports on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Not required in Semi-Annual Reports on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this Registrant because it is not a “listed issuer” within the meaning of Rule 10A-3 under the Securities Exchange Act of 1934.

Item 6. Investments.

The required Schedules of Investments in securities of unaffiliated issuers is included as part of the Registrant’s Semi-Annual Report to Shareholders dated as of May 31, 2017 provided under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant because it is not a closed-end management investment company.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this Registrant because it is not a closed-end management investment company.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable to this Registrant because it is not a closed-end management investment company.

Item 10. Submission of Matters to a Vote of Securities Holders.

The Registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Directors after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or this Item.

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Item 11. Controls and Procedures.

(a)	Disclosure Controls and Procedures. Based on an evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) carried out under the supervision and with the participation of the Registrant’s management, including its principal executive and financial officers, within 90 days prior to the filing date of this report on Form N-CSR, the Registrant’s principal executive and financial officers have concluded that the design and operation of the Registrant’s disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-CSR is recorded, processed, summarized and reported within the applicable time periods.

(b)	Change in Internal Controls Over Financial Reporting. There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this Form N-CSR that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

The following exhibits are attached to this Form N-CSR:

Exhibit No.	Description of Exhibit
12(a)(1)	The Code of Ethics for the Registrant’s Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer referred to in Item 2 was filed as Exhibit 12(a)(1) to the Registrant’s Certified Shareholder Report on Form N-CSR filed on January 28, 2005, and is incorporated herein by reference

12(a)(2)-1	Certification of Principal Executive Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

12(a)(2)-2	Certification of Principal Financial Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

12(b)	Certification of Chief Executive Officer and Chief Financial Officer Required by Section 906 of the Sarbanes-Oxley Act of 2002

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized, on this 28th day of July, 2017.

THOMPSON IM FUNDS, INC.

By:	/s/ Jason L. Stephens
Jason L. Stephens, Chief Executive
Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities indicated on this 28th day of July, 2017.

By:	/s/ Jason L. Stephens
Jason L. Stephens, Chief Executive
Officer (Principal Executive Officer)

By:	/s/ Penny Hubbard
Penny Hubbard, Chief Financial
Officer (Principal Financial Officer)

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